United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Jeffrey K. Ringdahl, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2023

Date of reporting period: July 31, 2023

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 59.75%
Communication Services - 4.65%
Entertainment - 0.94%
Electronic Arts, Inc.	5,317	$724,973
Warner Bros Discovery, Inc.A	34,299	448,288

		1,173,261

Interactive Media & Services - 1.34%
Alphabet, Inc., Class AA	12,661	1,680,368

Media - 2.12%
Comcast Corp., Class A	43,132	1,952,154
News Corp., Class A	18,100	358,742
Omnicom Group, Inc.	1,886	159,593
Paramount Global, Class B	10,900	174,727

		2,645,216

Wireless Telecommunication Services - 0.25%
Vodafone Group PLC, ADR	32,432	311,996

Total Communication Services		5,810,841

Consumer Discretionary - 5.46%
Automobile Components - 1.98%
Adient PLCA	3,432	146,066
Aptiv PLCA	12,930	1,415,706
BorgWarner, Inc.	3,800	176,700
Magna International, Inc.B	11,404	733,619

		2,472,091

Automobiles - 0.69%
General Motors Co.	22,542	864,937

Hotels, Restaurants & Leisure - 2.13%
Aramark	25,386	1,024,833
Booking Holdings, Inc.A	65	193,102
Las Vegas Sands Corp.A	24,111	1,442,079

		2,660,014

Specialty Retail - 0.66%
Lithia Motors, Inc.	2,678	831,599

Total Consumer Discretionary		6,828,641

Consumer Staples - 2.02%
Consumer Staples Distribution & Retail - 0.53%
Dollar General Corp.	3,917	661,424

Personal Products - 0.50%
Unilever PLC, ADRB	11,600	623,268

Tobacco - 0.99%
Philip Morris International, Inc.	12,447	1,241,215

Total Consumer Staples		2,525,907

Energy - 7.24%
Energy Equipment & Services - 1.92%
Baker Hughes Co.	5,300	189,687
Halliburton Co.	34,640	1,353,731
NOV, Inc.	33,000	662,640

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 59.75% (continued)
Energy - 7.24% (continued)
Energy Equipment & Services - 1.92% (continued)
Schlumberger NV	3,200	$186,688

		2,392,746

Oil, Gas & Consumable Fuels - 5.32%
APA Corp.	27,814	1,126,189
Cenovus Energy, Inc.	17,700	336,654
Enbridge, Inc.B	12,576	462,797
Hess Corp.	6,701	1,016,743
Marathon Oil Corp.	23,631	620,786
Murphy Oil Corp.	8,000	346,160
Ovintiv, Inc.	9,700	447,073
Phillips 66	5,167	576,379
Pioneer Natural Resources Co.	4,814	1,086,375
Shell PLC, ADR	10,335	636,946

		6,656,102

Total Energy		9,048,848

Financials - 12.97%
Banks - 5.94%
Citigroup, Inc.	27,857	1,327,665
Citizens Financial Group, Inc.	25,768	831,276
First Citizens BancShares, Inc., Class A	315	450,859
M&T Bank Corp.	5,262	735,943
U.S. Bancorp	41,595	1,650,490
Wells Fargo & Co.	52,713	2,433,232

		7,429,465

Capital Markets - 2.00%
Bank of New York Mellon Corp.	16,115	730,976
Goldman Sachs Group, Inc.	2,067	735,583
Northern Trust Corp.	5,454	436,975
State Street Corp.	8,306	601,687

		2,505,221

Consumer Finance - 0.59%
American Express Co.	3,236	546,496
Capital One Financial Corp.	1,600	187,232

		733,728

Financial Services - 1.60%
Corebridge Financial, Inc.	9,100	170,261
Equitable Holdings, Inc.	6,500	186,485
Fidelity National Information Services, Inc.	27,142	1,638,834

		1,995,580

Insurance - 2.84%
Allstate Corp.	5,363	604,303
American International Group, Inc.	32,039	1,931,311
Hartford Financial Services Group, Inc.	7,400	531,912
Willis Towers Watson PLC	2,302	486,481

		3,554,007

Total Financials		16,218,001

Health Care - 8.10%
Health Care Equipment & Supplies - 1.46%
GE HealthCare Technologies, Inc.	4,487	349,986
Medtronic PLC	13,759	1,207,490

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 59.75% (continued)
Health Care - 8.10% (continued)
Health Care Equipment & Supplies - 1.46% (continued)
Zimmer Biomet Holdings, Inc.	1,932	$266,906

		1,824,382

Health Care Providers & Services - 4.66%
Centene Corp.A	6,800	463,012
Cigna Group	1,240	365,924
CVS Health Corp.	14,979	1,118,782
Elevance Health, Inc.	4,734	2,232,696
HCA Healthcare, Inc.	1,500	409,215
Humana, Inc.	410	187,300
UnitedHealth Group, Inc.	2,088	1,057,301

		5,834,230

Life Sciences Tools & Services - 0.51%
Avantor, Inc.A	30,987	637,402

Pharmaceuticals - 1.47%
GSK PLC, ADR	5,254	186,885
Merck & Co., Inc.	8,707	928,601
Perrigo Co. PLC	13,553	496,582
Sanofi, ADR	4,203	224,314

		1,836,382

Total Health Care		10,132,396

Industrials - 7.23%
Aerospace & Defense - 0.72%
Boeing Co.A	2,100	501,585
RTX Corp.	4,500	395,685

		897,270

Air Freight & Logistics - 0.76%
FedEx Corp.	3,500	944,825

Construction & Engineering - 0.87%
AECOM	11,049	961,263
Fluor Corp.A	4,100	127,018

		1,088,281

Electrical Equipment - 1.28%
Vertiv Holdings Co., Class A	61,318	1,594,881

Ground Transportation - 0.78%
JB Hunt Transport Services, Inc.	4,785	975,853

Industrial Conglomerates - 0.67%
General Electric Co.	7,362	841,035

Machinery - 1.62%
CNH Industrial NV	24,380	350,097
Cummins, Inc.	1,932	503,866
PACCAR, Inc.	4,058	349,515
Stanley Black & Decker, Inc.	6,535	648,729
Timken Co.	1,900	176,434

		2,028,641

Passenger Airlines - 0.53%
Southwest Airlines Co.	19,434	663,866

Total Industrials		9,034,652

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 59.75% (continued)
Information Technology - 7.35%
Communications Equipment - 1.53%
F5, Inc.A	6,800	$1,076,032
Telefonaktiebolaget LM Ericsson, ADRB	166,120	838,906

		1,914,938

Electronic Equipment, Instruments & Components - 0.58%
Corning, Inc.	10,295	349,412
TE Connectivity Ltd.	2,558	367,048

		716,460

IT Services - 0.14%
Cognizant Technology Solutions Corp., Class A	2,700	178,281

Semiconductors & Semiconductor Equipment - 2.48%
Broadcom, Inc.	1,519	1,365,049
Micron Technology, Inc.	5,300	378,367
QUALCOMM, Inc.	5,868	775,574
Skyworks Solutions, Inc.	5,084	581,457

		3,100,447

Software - 2.62%
Microsoft Corp.	3,200	1,074,944
Oracle Corp.	11,031	1,293,164
Workday, Inc., Class AA	3,830	908,208

		3,276,316

Total Information Technology		9,186,442

Materials - 2.60%
Chemicals - 2.50%
Air Products & Chemicals, Inc.	3,619	1,104,989
Axalta Coating Systems Ltd.A	28,396	908,672
DuPont de Nemours, Inc.	8,250	640,448
Olin Corp.	8,300	478,744

		3,132,853

Containers & Packaging - 0.10%
International Paper Co.	3,425	123,505

Total Materials		3,256,358

Real Estate - 0.93%
Specialized REITs - 0.93%
VICI Properties, Inc.	36,961	1,163,532

Utilities - 1.20%
Electric Utilities - 1.20%
Pinnacle West Capital Corp.	9,719	804,928
PPL Corp.	25,447	700,556

		1,505,484

Total Utilities		1,505,484

Total Common Stocks (Cost $55,521,549)		74,711,102

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 13.31%
Basic Materials - 0.04%
Chemicals - 0.04%
EIDP, Inc., 1.700%, Due 7/15/2025	$55,000	$51,220

Communications - 1.13%
Internet - 0.38%
Amazon.com, Inc.,
1.200%, Due 6/3/2027	250,000	219,980
4.650%, Due 12/1/2029	250,000	250,197

		470,177

Media - 0.27%
Charter Communications Operating LLC/Charter Communications Operating Capital,
3.500%, Due 3/1/2042	60,000	39,869
3.700%, Due 4/1/2051	95,000	60,196
Comcast Corp., 6.550%, Due 7/1/2039	217,000	240,313

		340,378

Telecommunications - 0.48%
AT&T, Inc.,
2.250%, Due 2/1/2032	50,000	39,244
2.550%, Due 12/1/2033	20,000	15,441
3.800%, Due 12/1/2057	70,000	48,645
3.650%, Due 9/15/2059	175,000	116,492
T-Mobile USA, Inc., 3.375%, Due 4/15/2029	225,000	202,732
Verizon Communications, Inc., 4.329%, Due 9/21/2028	180,000	172,770

		595,324

Total Communications		1,405,879

Consumer, Cyclical - 0.96%
Airlines - 0.05%
American Airlines Pass-Through Trust, 3.150%, Due 8/15/2033, 2019 1 Series AA	71,169	61,941

Entertainment - 0.12%
Warnermedia Holdings, Inc.,
5.050%, Due 3/15/2042	65,000	54,066
5.141%, Due 3/15/2052	125,000	101,458

		155,524

Home Furnishings - 0.01%
Whirlpool Corp., 4.600%, Due 5/15/2050	10,000	8,404

Retail - 0.78%
Home Depot, Inc., 2.950%, Due 6/15/2029	500,000	456,355
Tractor Supply Co.,
1.750%, Due 11/1/2030	160,000	126,430
5.250%, Due 5/15/2033	60,000	59,235
Walmart, Inc.,
2.375%, Due 9/24/2029	150,000	133,369
7.550%, Due 2/15/2030	169,000	196,740

		972,129

Total Consumer, Cyclical		1,197,998

Consumer, Non-Cyclical - 1.37%
Agriculture - 0.20%
Philip Morris International, Inc., 5.375%, Due 2/15/2033	250,000	248,925

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 13.31% (continued)
Consumer, Non-Cyclical - 1.37% (continued)
Beverages - 0.24%
PepsiCo, Inc., 4.450%, Due 5/15/2028	$300,000	$300,658

Biotechnology - 0.16%
Amgen, Inc.,
4.400%, Due 5/1/2045	55,000	47,116
5.650%, Due 3/2/2053	70,000	70,074
5.750%, Due 3/2/2063	90,000	90,232

		207,422

Commercial Services - 0.10%
Moody’s Corp., 2.550%, Due 8/18/2060	50,000	27,101
Quanta Services, Inc.,
2.900%, Due 10/1/2030	60,000	50,983
3.050%, Due 10/1/2041	70,000	48,396

		126,480

Health Care - Services - 0.14%
Community Health Network, Inc., 3.099%, Due 5/1/2050, Series 20 A	65,000	42,164
Health Care Service Corp., 3.200%, Due 6/1/2050C	40,000	27,792
Kaiser Foundation Hospitals, 3.002%, Due 6/1/2051, Series 2021	50,000	34,602
UnitedHealth Group, Inc., 5.875%, Due 2/15/2053	60,000	65,938

		170,496

Pharmaceuticals - 0.53%
Bristol-Myers Squibb Co., 3.400%, Due 7/26/2029	560,000	521,490
Viatris, Inc., 3.850%, Due 6/22/2040	200,000	141,873

		663,363

Total Consumer, Non-Cyclical		1,717,344

Energy - 0.54%
Oil & Gas - 0.09%
Ovintiv, Inc., 7.100%, Due 7/15/2053	85,000	90,505
Pioneer Natural Resources Co., 2.150%, Due 1/15/2031	25,000	20,455

		110,960

Pipelines - 0.45%
Energy Transfer LP,
7.500%, Due 7/1/2038	90,000	99,275
6.250%, Due 4/15/2049	55,000	53,962
Kinder Morgan Energy Partners LP, 5.400%, Due 9/1/2044	30,000	26,694
Kinder Morgan, Inc.,
3.600%, Due 2/15/2051	65,000	45,064
5.450%, Due 8/1/2052	35,000	32,228
ONEOK Partners LP, 6.850%, Due 10/15/2037	45,000	46,435
ONEOK, Inc., 4.550%, Due 7/15/2028	115,000	109,431
Western Midstream Operating LP, 5.300%, Due 3/1/2048	130,000	111,462
Williams Cos., Inc., 5.400%, Due 3/4/2044	45,000	41,280

		565,831

Total Energy		676,791

Financial - 4.70%
Banks - 3.37%
Bank of America Corp.,
4.125%, Due 1/22/2024	193,000	191,238

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 13.31% (continued)
Financial - 4.70% (continued)
Banks - 3.37% (continued)
Bank of America Corp., (continued)
1.734%, Due 7/22/2027, (Secured Overnight Financing Rate + 0.960%)D	$350,000	$313,620
2.592%, Due 4/29/2031, (Secured Overnight Financing Rate + 2.150%)D	50,000	41,997
1.898%, Due 7/23/2031, (Secured Overnight Financing Rate + 1.530%)D	45,000	35,804
2.299%, Due 7/21/2032, (Secured Overnight Financing Rate + 1.220%)D	180,000	143,745
2.572%, Due 10/20/2032, (Secured Overnight Financing Rate + 1.210%)D	100,000	81,068
2.482%, Due 9/21/2036, (5 yr. CMT + 1.200%)D	60,000	45,965
6.110%, Due 1/29/2037	176,000	185,153
Citigroup, Inc.,
1.281%, Due 11/3/2025, (Secured Overnight Financing Rate + 0.528%)D	40,000	37,660
3.400%, Due 5/1/2026	350,000	332,809
4.412%, Due 3/31/2031, (Secured Overnight Financing Rate + 3.914%)D	155,000	145,644
5.875%, Due 1/30/2042	145,000	151,183
Fifth Third Bank NA, 2.250%, Due 2/1/2027	500,000	442,557
Goldman Sachs Group, Inc.,
1.431%, Due 3/9/2027, (Secured Overnight Financing Rate + 0.798%)D	110,000	98,614
1.542%, Due 9/10/2027, (Secured Overnight Financing Rate + 0.818%)D	65,000	57,344
4.411%, Due 4/23/2039, (3 mo. USD Term SOFR + 1.692%)D	55,000	48,549
JPMorgan Chase & Co.,
3.625%, Due 5/13/2024	434,000	427,346
1.561%, Due 12/10/2025, (Secured Overnight Financing Rate + 0.605%)D	35,000	33,016
3.509%, Due 1/23/2029, (3 mo. USD Term SOFR + 1.207%)D	30,000	27,831
2.963%, Due 1/25/2033, (Secured Overnight Financing Rate + 1.260%)D	80,000	67,424
5.500%, Due 10/15/2040	313,000	323,837
Morgan Stanley,
0.864%, Due 10/21/2025, Series I, (Secured Overnight Financing Rate + 0.745%)D	90,000	84,440
3.591%, Due 7/22/2028, (3 mo. USD LIBOR + 1.340%)D	100,000	93,055
2.239%, Due 7/21/2032, (Secured Overnight Financing Rate + 1.178%)D	45,000	35,779
5.948%, Due 1/19/2038, (5 yr. CMT + 2.430%)D	85,000	84,301
Northern Trust Corp., 6.125%, Due 11/2/2032	60,000	62,461
PNC Financial Services Group, Inc.,
3.400%, Due 9/15/2026, Series T, (5 yr. CMT + 2.595%)D E	140,000	108,500
2.550%, Due 1/22/2030	500,000	421,879
State Street Corp., 2.354%, Due 11/1/2025, (Secured Overnight Financing Rate + 0.940%)D	100,000	95,701

		4,218,520

Financial Services - 0.04%
Charles Schwab Corp., 0.750%, Due 3/18/2024	45,000	43,561

Insurance - 0.84%
Berkshire Hathaway Finance Corp., 2.300%, Due 3/15/2027	300,000	279,529
Fidelity National Financial, Inc., 3.200%, Due 9/17/2051	55,000	32,726
Markel Group, Inc., 3.450%, Due 5/7/2052	145,000	101,731
MetLife, Inc.,
6.375%, Due 6/15/2034	169,000	184,177
4.721%, Due 12/15/2044	193,000	171,566
Prudential Financial, Inc., 4.600%, Due 5/15/2044	313,000	280,568

		1,050,297

REITS - 0.45%
Alexandria Real Estate Equities, Inc., 1.875%, Due 2/1/2033	50,000	36,705
American Tower Corp., 2.300%, Due 9/15/2031	80,000	63,547
Digital Realty Trust LP, 3.700%, Due 8/15/2027	40,000	37,377
Extra Space Storage LP, 5.700%, Due 4/1/2028	85,000	85,426
Prologis LP, 1.250%, Due 10/15/2030	50,000	38,744

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 13.31% (continued)
Financial - 4.70% (continued)
REITS - 0.45% (continued)
Simon Property Group LP, 3.375%, Due 10/1/2024	$313,000	$304,815

		566,614

Total Financial		5,878,992

Industrial - 1.24%
Aerospace/Defense - 0.18%
RTX Corp., 6.125%, Due 7/15/2038	217,000	230,585

Machinery - Construction & Mining - 0.28%
Caterpillar Financial Services Corp., 4.900%, Due 1/17/2025	350,000	349,175

Machinery - Diversified - 0.35%
John Deere Capital Corp., 2.450%, Due 1/9/2030	500,000	438,062

Miscellaneous Manufacturing - 0.04%
Carlisle Cos., Inc., 2.200%, Due 3/1/2032	65,000	51,409

Packaging & Containers - 0.09%
Amcor Finance USA, Inc., 5.625%, Due 5/26/2033	85,000	84,741
Amcor Flexibles North America, Inc., 2.690%, Due 5/25/2031	35,000	28,651

		113,392

Transportation - 0.30%
Burlington Northern Santa Fe LLC, 5.750%, Due 5/1/2040	202,000	213,353
CSX Corp., 5.500%, Due 4/15/2041	157,000	158,814

		372,167

Total Industrial		1,554,790

Technology - 1.83%
Computers - 1.24%
Apple, Inc.,
1.400%, Due 8/5/2028	200,000	172,922
2.200%, Due 9/11/2029	300,000	264,403
Dell International LLC/EMC Corp.,
5.300%, Due 10/1/2029	115,000	114,673
3.450%, Due 12/15/2051C	70,000	46,828
Hewlett Packard Enterprise Co., 6.350%, Due 10/15/2045	500,000	521,811
International Business Machines Corp., 4.250%, Due 5/15/2049	500,000	425,013

		1,545,650

Semiconductors - 0.40%
Entegris Escrow Corp., 4.750%, Due 4/15/2029C	70,000	65,306
NVIDIA Corp., 1.550%, Due 6/15/2028	500,000	435,744

		501,050

Software - 0.19%
Oracle Corp., 4.300%, Due 7/8/2034	82,000	74,253
VMware, Inc., 2.200%, Due 8/15/2031	205,000	160,578

		234,831

Total Technology		2,281,531

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 13.31% (continued)
Utilities - 1.50%
Electric - 1.42%
American Electric Power Co., Inc., 2.031%, Due 3/15/2024	$65,000	$63,443
Appalachian Power Co., 4.500%, Due 3/1/2049, Series Y	25,000	20,740
Arizona Public Service Co., 2.650%, Due 9/15/2050	30,000	18,053
Berkshire Hathaway Energy Co., 6.125%, Due 4/1/2036	235,000	246,826
Consolidated Edison Co. of New York, Inc., 5.500%, Due 12/1/2039, Series 09 C	169,000	165,591
Consumers Energy Co., 2.500%, Due 5/1/2060	32,000	18,131
DTE Energy Co., 1.050%, Due 6/1/2025, Series F	75,000	69,019
Duke Energy Carolinas LLC,
6.000%, Due 1/15/2038	40,000	41,838
6.050%, Due 4/15/2038	115,000	121,125
Duke Energy Progress LLC, 4.150%, Due 12/1/2044	75,000	62,571
Duke Energy Progress NC Storm Funding LLC, 2.387%, Due 7/1/2039, Series A 2	265,000	208,531
Entergy Arkansas LLC, 3.350%, Due 6/15/2052	55,000	39,107
Entergy Corp., 2.800%, Due 6/15/2030	30,000	25,488
Entergy Louisiana LLC, 4.000%, Due 3/15/2033	47,000	42,657
Florida Power & Light Co., 3.950%, Due 3/1/2048	50,000	41,584
Kentucky Utilities Co., 3.300%, Due 6/1/2050	55,000	39,220
National Rural Utilities Cooperative Finance Corp.,
1.000%, Due 10/18/2024, Series D	50,000	47,370
5.450%, Due 10/30/2025	70,000	70,161
PacifiCorp, 5.500%, Due 5/15/2054	270,000	245,289
Sempra, 3.300%, Due 4/1/2025	85,000	81,875
Vistra Operations Co. LLC, 5.125%, Due 5/13/2025C	110,000	107,371

		1,775,990

Gas - 0.08%
National Fuel Gas Co., 3.950%, Due 9/15/2027	50,000	46,167
Sempra Global, 3.250%, Due 1/15/2032C	65,000	52,612

		98,779

Total Utilities		1,874,769

Total Corporate Obligations (Cost $17,815,431)		16,639,314

FOREIGN CORPORATE OBLIGATIONS - 3.66%
Communications - 0.80%
Internet - 0.24%
Alibaba Group Holding Ltd., 3.600%, Due 11/28/2024	313,000	304,484

Media - 0.27%
Thomson Reuters Corp.,
4.300%, Due 11/23/2023	145,000	144,159
3.850%, Due 9/29/2024	193,000	187,324

		331,483

Telecommunications - 0.29%
America Movil SAB de CV, 6.375%, Due 3/1/2035	169,000	182,778
Deutsche Telekom International Finance BV, 4.875%, Due 3/6/2042C	150,000	135,342
TELUS Corp., 3.400%, Due 5/13/2032	60,000	50,776

		368,896

Total Communications		1,004,863

Consumer, Cyclical - 0.28%
Auto Manufacturers - 0.28%
Mercedes-Benz Finance North America LLC, 5.250%, Due 11/29/2027C	350,000	351,826

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 3.66% (continued)
Consumer, Non-Cyclical - 0.69%
Agriculture - 0.16%
BAT Capital Corp.,
2.259%, Due 3/25/2028	$65,000	$56,157
6.343%, Due 8/2/2030	110,000	110,000
Reynolds American, Inc., 5.700%, Due 8/15/2035	35,000	33,222

		199,379

Beverages - 0.53%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.900%, Due 2/1/2046	55,000	52,013
Anheuser-Busch InBev Worldwide, Inc.,
4.375%, Due 4/15/2038	35,000	32,415
5.450%, Due 1/23/2039	500,000	514,133
Coca-Cola Femsa SAB de CV, 2.750%, Due 1/22/2030	70,000	62,055

		660,616

Total Consumer, Non-Cyclical		859,995

Energy - 0.46%
Oil & Gas - 0.34%
Saudi Arabian Oil Co., 4.375%, Due 4/16/2049C	500,000	423,770

Pipelines - 0.12%
Enbridge, Inc., 2.500%, Due 2/14/2025	70,000	66,768
TransCanada PipeLines Ltd., 6.100%, Due 6/1/2040	82,000	83,423

		150,191

Total Energy		573,961

Financial - 0.98%
Banks - 0.87%
Barclays PLC, 2.894%, Due 11/24/2032, (1 yr. CMT + 1.300%)D	220,000	175,233
Deutsche Bank AG, 7.146%, Due 7/13/2027, (Secured Overnight Financing Rate + 2.520%)D	230,000	234,574
Mitsubishi UFJ Financial Group, Inc.,
2.193%, Due 2/25/2025	75,000	70,978
2.852%, Due 1/19/2033, (1 yr. CMT + 1.100%)D	200,000	164,395
Royal Bank of Canada, 1.200%, Due 4/27/2026	500,000	448,194

		1,093,374

Financial Services - 0.11%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, Due 1/30/2032	165,000	135,257

Total Financial		1,228,631

Industrial - 0.25%
Aerospace/Defense - 0.25%
BAE Systems Holdings, Inc., 3.800%, Due 10/7/2024C	313,000	305,568

Utilities - 0.20%
Electric - 0.20%
National Grid PLC, 5.809%, Due 6/12/2033	245,000	247,480

Total Foreign Corporate Obligations (Cost $4,729,703)		4,572,324

ASSET-BACKED OBLIGATIONS - 1.86%
Ally Auto Receivables Trust, 3.310%, Due 11/15/2026, 2022 1 A3	110,000	107,461
AmeriCredit Automobile Receivables Trust,
0.370%, Due 8/18/2025, 2021 1 A3	14,169	14,074
0.340%, Due 12/18/2026, 2021 2 A3	37,739	37,010
4.380%, Due 4/18/2028, 2022 2 A3	90,000	88,310

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Principal Amount	Fair Value
ASSET-BACKED OBLIGATIONS - 1.86% (continued)
Americredit Automobile Receivables Trust, 5.840%, Due 10/19/2026, 2023 1 A2A	$130,000	$129,934
BMW Vehicle Owner Trust, 3.210%, Due 8/25/2026, 2022 A A3	55,000	53,616
Capital One Multi-Asset Execution Trust, 0.550%, Due 7/15/2026, 2021 A1 A1	115,000	109,622
CNH Equipment Trust,
1.160%, Due 6/16/2025, 2020 A A3	11,511	11,393
0.400%, Due 12/15/2025, 2021 A A3	57,857	55,974
Ford Credit Auto Lease Trust, 3.230%, Due 5/15/2025, 2022 A A3	150,000	148,355
Ford Credit Auto Owner Trust, 1.530%, Due 5/15/2034, 2021 2 AC	110,000	97,494
GM Financial Automobile Leasing Trust,
1.900%, Due 3/20/2025, 2022 1 A3	105,000	103,321
4.010%, Due 9/22/2025, 2022 3 A3	90,000	88,745
GM Financial Consumer Automobile Receivables Trust, 1.490%, Due 12/16/2024, 2020 2 A3	2,608	2,599
GM Financial Revolving Receivables Trust, 1.170%, Due 6/12/2034, 2021 1 AC	90,000	79,297
Honda Auto Receivables Owner Trust,
1.880%, Due 5/15/2026, 2022 1 A3	120,000	115,082
4.930%, Due 11/15/2027, 2023 2 A3	100,000	99,285
John Deere Owner Trust,
2.320%, Due 9/16/2026, 2022 A A3	95,000	91,725
3.740%, Due 2/16/2027, 2022 B A3	100,000	97,293
Mercedes-Benz Auto Lease Trust, 0.400%, Due 11/15/2024, 2021 B A3	85,831	84,707
New Economy Assets Phase 1 Sponsor LLC, 1.910%, Due 10/20/2061, 2021 1 A1C	125,000	107,142
Public Service New Hampshire Funding LLC, 3.094%, Due 2/1/2026, 2018 1 A1	17,819	17,736
Taco Bell Funding LLC, 2.294%, Due 8/25/2051, 2021 1A A2IIC	98,500	80,774
Toyota Auto Loan Extended Note Trust, 1.350%, Due 5/25/2033, 2020 1A AC	135,000	125,106
Toyota Auto Receivables Owner Trust,
1.360%, Due 8/15/2024, 2020 B A3	5,200	5,190
1.230%, Due 6/15/2026, 2022 A A3	95,000	91,439
Verizon Master Trust, 0.500%, Due 5/20/2027, 2021 1 A	200,000	191,689
Volkswagen Auto Loan Enhanced Trust, 1.020%, Due 6/22/2026, 2021 1 A3	102,731	99,005

Total Asset-Backed Obligations (Cost $2,446,590)		2,333,378

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.20%
BX Commercial Mortgage Trust, 6.036%, Due 9/15/2036, 2021 VOLT A, (1 mo. USD Term SOFR + 0.814%)C D	140,000	136,316
Cold Storage Trust, 6.236%, Due 11/15/2037, 2020 ICE5 A, (1 mo. USD Term SOFR + 1.014%)C D	113,044	111,768

Total Commercial Mortgage-Backed Obligations (Cost $253,044)		248,084

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 8.50%
Federal Home Loan Mortgage Corp.,
3.500%, Due 9/1/2028	12,400	12,011
3.000%, Due 11/1/2032	46,215	43,458
5.000%, Due 8/1/2033	16,635	16,721
5.500%, Due 2/1/2034	16,384	16,750
2.500%, Due 6/1/2035	67,753	61,573
2.000%, Due 3/1/2036	193,125	170,863
4.000%, Due 1/1/2041	46,193	44,231
4.500%, Due 2/1/2041	33,132	32,620
2.500%, Due 9/1/2041	281,562	245,138
3.500%, Due 5/1/2042	141,217	130,105
3.500%, Due 6/1/2042	149,355	139,248
3.000%, Due 4/1/2047	124,910	111,248
3.000%, Due 8/1/2048	116,501	103,556
2.500%, Due 7/1/2050	81,408	68,969
2.500%, Due 12/1/2050	72,190	61,202
2.500%, Due 11/1/2051	142,931	121,987
2.000%, Due 2/1/2052	263,190	213,949

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 8.50% (continued)
Federal Home Loan Mortgage Corp., (continued)
2.500%, Due 5/1/2052	$118,148	$100,562

		1,694,191

Federal National Mortgage Association,
3.500%, Due 1/1/2028F	10,062	9,723
5.000%, Due 3/1/2034F	18,031	18,103
4.500%, Due 4/1/2034	30,123	29,420
3.000%, Due 10/1/2034	4,301	4,029
2.000%, Due 11/1/2035F	137,246	122,095
2.000%, Due 12/1/2035F	61,574	54,784
3.500%, Due 6/1/2037	89,605	84,337
5.500%, Due 6/1/2038	3,806	3,888
4.500%, Due 1/1/2040	33,530	32,911
5.000%, Due 5/1/2040	56,131	56,356
5.000%, Due 6/1/2040	42,316	42,486
4.000%, Due 9/1/2040	30,903	29,557
4.000%, Due 1/1/2041	63,528	60,760
2.500%, Due 11/1/2041	118,853	102,849
3.000%, Due 6/1/2043	290,503	260,924
3.000%, Due 8/1/2043	261,986	235,125
4.000%, Due 11/1/2044F	40,334	38,487
4.000%, Due 7/1/2045	60,400	57,423
3.500%, Due 8/1/2045	30,052	27,799
3.500%, Due 11/1/2045	276,392	255,670
3.500%, Due 1/1/2046	111,876	103,482
3.500%, Due 5/1/2046	29,647	27,371
4.000%, Due 7/1/2046	60,132	57,225
3.000%, Due 10/1/2046	22,803	20,293
3.000%, Due 11/1/2046	137,723	122,542
3.500%, Due 3/1/2047	31,861	29,320
4.500%, Due 7/1/2047	16,742	16,347
4.500%, Due 8/1/2047	26,829	26,216
3.500%, Due 9/1/2047	40,403	37,248
4.000%, Due 3/1/2048	45,855	43,487
4.500%, Due 4/1/2048	12,199	11,877
4.500%, Due 7/1/2048	42,044	41,039
4.500%, Due 7/1/2048F	32,048	31,317
4.500%, Due 10/1/2049	95,709	92,948
4.000%, Due 11/1/2049	170,316	161,305
2.500%, Due 8/1/2050	182,141	154,445
2.500%, Due 8/1/2050F	173,033	147,785
3.000%, Due 8/1/2050	99,154	87,323
2.500%, Due 9/1/2050	117,639	99,824
2.500%, Due 10/1/2050F	53,738	45,583
3.000%, Due 10/1/2050F	110,850	97,700
2.000%, Due 3/1/2051F	309,512	252,584
2.000%, Due 4/1/2051F	130,659	105,994
2.000%, Due 4/1/2051F	251,784	206,875
3.000%, Due 5/1/2051F	120,645	106,597
3.000%, Due 6/1/2051	128,596	112,804
3.500%, Due 6/1/2051F	149,550	135,614
2.000%, Due 7/1/2051F	267,411	217,130
3.500%, Due 7/1/2051F	128,846	118,080
3.000%, Due 11/1/2051F	91,996	80,602
2.000%, Due 1/1/2052F	278,731	226,675
2.500%, Due 2/1/2052	561,918	475,456
3.500%, Due 5/1/2052	159,353	144,528
4.000%, Due 6/1/2052	198,012	185,403
5.000%, Due 6/1/2052	310,686	306,849

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 8.50% (continued)
Federal National Mortgage Association, (continued)
3.000%, Due 7/1/2052F	$127,954	$112,963
4.000%, Due 9/1/2052F	202,409	189,002
4.500%, Due 10/1/2052F	179,971	172,691
5.000%, Due 12/1/2052	138,857	135,720
5.000%, Due 4/1/2053F	98,724	96,926
4.500%, Due 6/1/2053F	232,889	224,694

		6,588,590

Government National Mortgage Association,
6.500%, Due 8/15/2027	8,036	8,177
6.500%, Due 11/15/2027	8,584	8,733
7.500%, Due 12/15/2028	9,687	9,874
5.500%, Due 7/15/2033	16,954	17,111
6.000%, Due 12/15/2033	23,630	24,586
5.500%, Due 2/20/2034	24,250	24,735
5.000%, Due 10/15/2039	43,244	43,223
3.500%, Due 9/15/2041	85,302	79,844
3.500%, Due 8/20/2047	15,907	14,788
3.500%, Due 10/20/2047	14,611	13,610
4.000%, Due 1/20/2048	73,459	70,284
5.000%, Due 1/20/2050	35,958	35,732
4.500%, Due 2/20/2050	32,301	31,482
5.000%, Due 2/20/2050	18,374	18,289
2.500%, Due 4/20/2050	153,331	132,871
2.500%, Due 6/20/2051	152,762	131,990
3.000%, Due 6/20/2051	66,525	59,546
2.500%, Due 7/20/2051	239,688	207,069
3.000%, Due 8/20/2051	150,419	135,627
2.500%, Due 11/20/2051	121,476	104,802
3.000%, Due 12/20/2051	295,637	263,793
3.500%, Due 1/20/2052	107,695	98,918
4.000%, Due 3/20/2052	113,927	107,336
2.500%, Due 4/20/2052	68,771	59,322
4.500%, Due 9/20/2052	144,890	139,418
5.000%, Due 4/20/2053	277,863	272,416
5.500%, Due 7/20/2053	230,000	228,731

		2,342,307

Total U.S. Agency Mortgage-Backed Obligations (Cost $11,650,554)		10,625,088

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.71%
Federal Farm Credit Banks Funding Corp.,
4.375%, Due 10/24/2029	250,000	248,840
3.750%, Due 1/25/2030	300,000	289,364
Federal Home Loan Banks, 4.500%, Due 12/14/2029	350,000	351,057

Total U.S. Government Agency Obligations (Cost $906,140)		889,261

U.S. TREASURY OBLIGATIONS - 8.67%
U.S. Treasury Bonds,
6.875%, Due 8/15/2025	279,000	289,702
5.250%, Due 11/15/2028	217,000	227,308
4.750%, Due 2/15/2037	304,000	330,636
4.500%, Due 8/15/2039	241,000	254,086
2.750%, Due 8/15/2042	250,000	201,572
3.875%, Due 2/15/2043	585,000	558,127
2.875%, Due 5/15/2049	500,000	400,801
1.375%, Due 8/15/2050	920,000	517,320
2.875%, Due 5/15/2052	170,000	136,584

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS - 8.67% (continued)
U.S. Treasury Bonds, (continued)
3.625%, Due 2/15/2053	$145,000	$134,963

		3,051,099

U.S. Treasury Notes,
1.250%, Due 8/31/2024	205,000	196,175
4.250%, Due 9/30/2024	250,000	246,934
1.125%, Due 1/15/2025	250,000	235,830
1.125%, Due 2/28/2025	595,000	559,161
2.875%, Due 7/31/2025	500,000	480,898
4.250%, Due 10/15/2025	250,000	247,080
2.000%, Due 11/15/2026	500,000	462,734
2.500%, Due 3/31/2027	250,000	234,307
4.125%, Due 10/31/2027	250,000	248,262
2.875%, Due 5/15/2028	200,000	188,344
3.625%, Due 5/31/2028	255,000	249,043
2.875%, Due 8/15/2028	300,000	282,094
2.625%, Due 2/15/2029	450,000	415,635
2.875%, Due 4/30/2029	300,000	280,324
2.375%, Due 5/15/2029	450,000	409,025
1.625%, Due 8/15/2029	350,000	304,145
1.750%, Due 11/15/2029	850,000	742,322
3.500%, Due 1/31/2030	350,000	337,654
4.000%, Due 2/28/2030	250,000	248,281
4.125%, Due 11/15/2032	250,000	252,695
3.500%, Due 2/15/2033	1,215,000	1,170,197

		7,791,140

Total U.S. Treasury Obligations (Cost $11,475,040)		10,842,239

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 2.75% (Cost $3,438,685)
Investment Companies - 2.75%
American Beacon U.S. Government Money Market Select Fund, 5.09%G H	3,438,685	3,438,685

SECURITIES LENDING COLLATERAL - 0.98% (Cost $1,225,171)
Investment Companies - 0.98%
American Beacon U.S. Government Money Market Select Fund, 5.09%G H	1,225,171	1,225,171

TOTAL INVESTMENTS - 100.39% (Cost $109,461,907)		125,524,646
LIABILITIES, NET OF OTHER ASSETS - (0.39%)		(483,025)

TOTAL NET ASSETS - 100.00%		$125,041,621

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at July 31, 2023
C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $2,254,312 or 1.80% of net assets. The Fund has no right to demand registration of these securities.

D

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on July 31, 2023.

E	Perpetual maturity. The date shown, if any, is the next call date.
F	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
G	The Fund is affiliated by having the same investment advisor.
H	7-day yield.

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

ADR - American Depositary Receipt.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

Long Futures Contracts Open on July 31, 2023:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini Standard & Poor’s 500 Index Futures	15	September 2023	$3,395,897	$3,460,875	$64,978

			$3,395,897	$3,460,875	$64,978

Index Abbreviations:

CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2023, the investments were classified as described below:

Balanced Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$74,711,102	$—	$—	$74,711,102
Corporate Obligations	—	16,639,314	—	16,639,314
Foreign Corporate Obligations	—	4,572,324	—	4,572,324
Asset-Backed Obligations	—	2,333,378	—	2,333,378
Commercial Mortgage-Backed Obligations	—	248,084	—	248,084
U.S. Agency Mortgage-Backed Obligations	—	10,625,088	—	10,625,088
U.S. Government Agency Obligations	—	889,261	—	889,261
U.S. Treasury Obligations	—	10,842,239	—	10,842,239
Short-Term Investments	3,438,685	—	—	3,438,685
Securities Lending Collateral	1,225,171	—	—	1,225,171

Total Investments in Securities - Assets	$79,374,958	$46,149,688	$—	$125,524,646

Financial Derivative Instruments - Assets
Futures Contracts	$64,978	$—	$—	$64,978

Total Financial Derivative Instruments - Assets	$64,978	$—	$—	$64,978

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2023, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon EAM International Small Cap FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Shares	Fair Value
Australia - 3.18%
Foreign Common Stocks - 3.18%
AUB Group Ltd.	59,243	$1,141,278
Brickworks Ltd.	57,729	1,004,701
Megaport Ltd.A	175,457	1,202,115
Technology One Ltd.	118,738	1,256,162

Total Foreign Common Stocks		4,604,256

Total Australia (Cost $4,514,181)		4,604,256

Belgium - 0.68% (Cost $974,044)
Foreign Common Stocks - 0.68%
Lotus Bakeries NV	123	984,537

Bermuda - 0.73% (Cost $944,567)
Foreign Common Stocks - 0.73%
Seadrill Ltd.A	22,549	1,054,581

Brazil - 0.78% (Cost $1,086,088)
Foreign Common Stocks - 0.78%
PRIO SAA	117,637	1,134,888

Canada - 5.19%
Foreign Common Stocks - 5.19%
ATS Corp.A	25,255	1,145,299
Celestica, Inc.A	75,775	1,665,309
Finning International, Inc.	32,021	1,102,942
SNC-Lavalin Group, Inc.	37,510	1,089,757
Stantec, Inc.B	19,035	1,289,065
Stella-Jones, Inc.	24,216	1,229,669

Total Foreign Common Stocks		7,522,041

Total Canada (Cost $6,390,933)		7,522,041

China/Hong Kong - 4.63%
Foreign Common Stocks - 4.63%
ASMPT Ltd.	99,750	970,142
Hisense Home Appliances Group Co. Ltd., Class H	480,324	1,237,933
MINISO Group Holding Ltd., ADR	50,627	1,063,673
New Oriental Education & Technology Group, Inc.A	203,607	1,197,012
Sany Heavy Equipment International Holdings Co. Ltd.	716,793	1,132,325
Yangzijiang Shipbuilding Holdings Ltd.	964,267	1,116,730

Total Foreign Common Stocks		6,717,815

Total China/Hong Kong (Cost $6,501,221)		6,717,815

Denmark - 0.79% (Cost $1,047,820)
Foreign Common Stocks - 0.79%
FLSmidth & Co. AS	24,272	1,149,602

France - 1.59%
Foreign Common Stocks - 1.59%
Interparfums SA	15,881	1,145,452
Technip Energies NV	51,063	1,163,861

Total Foreign Common Stocks		2,309,313

Total France (Cost $1,927,530)		2,309,313

See accompanying notes

American Beacon EAM International Small Cap FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Shares	Fair Value
Germany - 5.23%
Foreign Common Stocks - 5.23%
AIXTRON SE	27,741	$1,100,485
Atoss Software AG	4,284	1,040,967
Gerresheimer AG	8,705	1,030,813
HOCHTIEF AG	10,733	1,056,774
HUGO BOSS AG	16,474	1,331,318
MorphoSys AGA	32,881	960,576
Vitesco Technologies Group AGA	12,405	1,060,456

Total Foreign Common Stocks		7,581,389

Total Germany (Cost $7,351,935)		7,581,389

Greece - 1.96%
Foreign Common Stocks - 1.96%
JUMBO SA	44,040	1,314,173
Mytilineos SA	36,700	1,527,714

Total Foreign Common Stocks		2,841,887

Total Greece (Cost $2,172,334)		2,841,887

Israel - 1.76%
Foreign Common Stocks - 1.76%
Camtek Ltd.A B	30,354	1,445,154
Global-e Online Ltd.A	24,484	1,103,004

Total Foreign Common Stocks		2,548,158

Total Israel (Cost $2,048,051)		2,548,158

Italy - 1.30%
Foreign Common Stocks - 1.30%
BFF Bank SpAC	73,307	826,967
Buzzi SpA	37,103	1,058,738

Total Foreign Common Stocks		1,885,705

Total Italy (Cost $1,821,285)		1,885,705

Japan - 22.87%
Foreign Common Stocks - 22.87%
Asics Corp.	30,635	964,282
Capcom Co. Ltd.	31,950	1,437,318
Daiei Kankyo Co. Ltd.	61,443	1,039,130
Fujimi, Inc.B	45,456	1,100,734
Fuyo General Lease Co. Ltd.	14,245	1,174,525
Ibiden Co. Ltd.	19,636	1,190,596
Information Services International-Dentsu Ltd.	20,910	740,775
Iwatani Corp.	20,356	1,085,730
Iyogin Holdings, Inc.	73,322	513,729
Kanematsu Corp.	75,730	1,110,412
Lawson, Inc.	20,352	1,020,425
Macnica Holdings, Inc.	26,955	1,127,349
MatsukiyoCocokara & Co.	23,195	1,355,684
Nitto Kogyo Corp.	42,651	1,089,772
Okamura Corp.	79,180	1,134,284
PAL GROUP Holdings Co. Ltd.	44,410	1,301,724
Rohto Pharmaceutical Co. Ltd.	47,735	1,016,673
Sanwa Holdings Corp.	82,201	1,116,313
SCREEN Holdings Co. Ltd.	10,584	1,141,240
Sega Sammy Holdings, Inc.	50,829	1,110,439
SHIFT, Inc.A	4,815	1,137,202

See accompanying notes

American Beacon EAM International Small Cap FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Shares	Fair Value
Japan - 22.87% (continued)
Foreign Common Stocks - 22.87% (continued)
Sojitz Corp.	51,870	$1,230,529
Sumitomo Forestry Co. Ltd.	42,940	1,034,979
SUNWELS Co. Ltd.	16,185	346,419
Tokyo Seimitsu Co. Ltd.	18,040	997,960
Toyota Boshoku Corp.	59,456	1,082,006
User Local, Inc.B	49,248	763,999
Yamaha Motor Co. Ltd.	35,903	1,049,847
Yaskawa Electric Corp.	22,423	972,638
Yokohama Rubber Co. Ltd.	57,648	1,289,801
Zensho Holdings Co. Ltd.	27,768	1,478,527

Total Foreign Common Stocks		33,155,041

Total Japan (Cost $30,446,960)		33,155,041

Netherlands - 1.61%
Foreign Common Stocks - 1.61%
BE Semiconductor Industries NV	10,631	1,269,987
Redcare Pharmacy NVA C	9,105	1,057,156

Total Foreign Common Stocks		2,327,143

Total Netherlands (Cost $2,142,103)		2,327,143

Norway - 1.07%
Foreign Common Stocks - 1.07%
Aker Solutions ASA	233,388	1,036,251
Kongsberg Gruppen ASA	11,785	510,933

Total Foreign Common Stocks		1,547,184

Total Norway (Cost $1,557,531)		1,547,184

Poland - 0.72% (Cost $1,035,586)
Foreign Common Stocks - 0.72%
Dino Polska SAA C	9,428	1,050,445

Republic of Korea - 9.00%
Foreign Common Stocks - 9.00%
Caregen Co. Ltd.	5,189	889,496
CosmoAM&T Co. Ltd.A	5,728	815,622
Doosan Bobcat, Inc.	20,170	925,701
Hanmi Semiconductor Co. Ltd.	35,152	1,337,522
Hanwha Aerospace Co. Ltd.	10,714	1,027,145
IsuPetasys Co. Ltd.	40,755	1,229,380
JYP Entertainment Corp.	11,785	1,261,110
LS Corp.	12,981	1,231,242
Sam-A Aluminum Co. Ltd.	14,312	1,266,539
Samsung Engineering Co. Ltd.A	38,443	1,112,942
Vitzrocell Co. Ltd.	55,428	869,263
Youngone Corp.	23,964	1,086,666

Total Foreign Common Stocks		13,052,628

Total Republic of Korea (Cost $9,202,576)		13,052,628

Singapore - 2.53%
Foreign Common Stocks - 2.53%
BW LPG Ltd.C	113,679	1,216,982
Keppel Corp. Ltd.	199,796	1,108,851

See accompanying notes

American Beacon EAM International Small Cap FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Shares	Fair Value
Singapore - 2.53% (continued)
Foreign Common Stocks - 2.53% (continued)
Sembcorp Industries Ltd.	325,610	$1,334,517

Total Foreign Common Stocks		3,660,350

Total Singapore (Cost $3,109,601)		3,660,350

South Africa - 0.83% (Cost $1,145,916)
Foreign Common Stocks - 0.83%
Bid Corp. Ltd.	50,548	1,197,295

Spain - 0.78% (Cost $1,099,556)
Foreign Common Stocks - 0.78%
Sacyr SA	331,765	1,133,723

Sweden - 1.68%
Foreign Common Stocks - 1.68%
Munters Group ABC	93,923	1,192,061
Paradox Interactive AB	43,418	1,246,478

Total Foreign Common Stocks		2,438,539

Total Sweden (Cost $2,120,868)		2,438,539

Switzerland - 2.39%
Foreign Common Stocks - 2.39%
Aryzta AGA	608,585	1,039,141
VAT Group AGC	2,724	1,156,072
Ypsomed Holding AG	4,312	1,265,836

Total Foreign Common Stocks		3,461,049

Total Switzerland (Cost $3,160,433)		3,461,049

Taiwan - 14.75%
Foreign Common Stocks - 14.75%
AcBel Polytech, Inc.	752,177	1,328,364
Accton Technology Corp.	84,936	1,032,427
Acter Group Corp. Ltd.	222,734	1,073,750
Allis Electric Co. Ltd.	539,105	1,065,293
Asia Vital Components Co. Ltd.	101,681	1,041,837
Elite Material Co. Ltd.	88,231	1,162,319
Eva Airways Corp.	798,014	933,194
Getac Holdings Corp.	481,318	1,036,871
Gigabyte Technology Co. Ltd.	110,507	1,104,138
Global Unichip Corp.	16,050	835,020
Gold Circuit Electronics Ltd.	178,774	964,224
Integrated Service Technology, Inc.	287,033	1,027,515
King Slide Works Co. Ltd.	35,444	1,022,949
King Yuan Electronics Co. Ltd.	576,202	1,155,099
Lite-On Technology Corp., ADR	237,709	1,138,377
Makalot Industrial Co. Ltd.	108,096	1,071,449
Materials Analysis Technology, Inc.	161,648	1,399,082
Teco Electric & Machinery Co. Ltd.	649,762	1,112,348
WinWay Technology Co. Ltd.	34,181	850,541
Wistron Corp.	227,813	1,025,744

Total Foreign Common Stocks		21,380,541

Total Taiwan (Cost $17,085,231)		21,380,541

See accompanying notes

American Beacon EAM International Small Cap FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Shares	Fair Value
United Kingdom - 6.51%
Foreign Common Stocks - 6.51%
Aston Martin Lagonda Global Holdings PLCA B C	330,722	$1,678,204
B&M European Value Retail SA	136,065	965,992
Games Workshop Group PLC	8,012	1,197,876
Genius Sports Ltd.A	142,776	1,119,364
J D Wetherspoon PLCA	122,136	1,059,584
Melrose Industries PLC	181,004	1,231,144
Sage Group PLC	88,754	1,066,810
Wise PLC, Class AA	111,383	1,110,955

Total Foreign Common Stocks		9,429,929

Total United Kingdom (Cost $8,357,950)		9,429,929

United States - 1.42%
Common Stocks - 1.42%
Monday.com Ltd.A	5,744	1,038,400
RHI Magnesita NV	26,550	1,018,099

Total Common Stocks		2,056,499

Total United States (Cost $2,059,910)		2,056,499

SHORT-TERM INVESTMENTS - 6.09% (Cost $8,828,814)
Investment Companies - 6.09%
American Beacon U.S. Government Money Market Select Fund, 5.09%D E	8,828,814	8,828,814

SECURITIES LENDING COLLATERAL - 1.45% (Cost $2,098,047)
Investment Companies - 1.45%
American Beacon U.S. Government Money Market Select Fund, 5.09%D E	2,098,047	2,098,047

TOTAL INVESTMENTS - 101.52% (Cost $130,231,071)		147,151,399
LIABILITIES, NET OF OTHER ASSETS - (1.52%)		(2,200,971)

TOTAL NET ASSETS - 100.00%		$144,950,428

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at July 31, 2023.
C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $8,177,887 or 5.64% of net assets. The Fund has no right to demand registration of these securities.

D	The Fund is affiliated by having the same investment advisor.
E	7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

See accompanying notes

American Beacon EAM International Small Cap FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2023, the investments were classified as described below:

EAM International Small Cap Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$4,604,256	$—	$—	$4,604,256
Belgium	984,537	—	—	984,537
Bermuda	1,054,581	—	—	1,054,581
Brazil	1,134,888	—	—	1,134,888
Canada	7,522,041	—	—	7,522,041
China/Hong Kong	6,717,815	—	—	6,717,815
Denmark	1,149,602	—	—	1,149,602
France	2,309,313	—	—	2,309,313
Germany	7,581,389	—	—	7,581,389
Greece	2,841,887	—	—	2,841,887
Israel	2,548,158	—	—	2,548,158
Italy	1,885,705	—	—	1,885,705
Japan	33,155,041	—	—	33,155,041
Netherlands	2,327,143	—	—	2,327,143
Norway	1,547,184	—	—	1,547,184
Poland	1,050,445	—	—	1,050,445
Republic of Korea	13,052,628	—	—	13,052,628
Singapore	3,660,350	—	—	3,660,350
South Africa	1,197,295	—	—	1,197,295
Spain	1,133,723	—	—	1,133,723
Sweden	2,438,539	—	—	2,438,539
Switzerland	3,461,049	—	—	3,461,049
Taiwan	21,380,541	—	—	21,380,541
United Kingdom	9,429,929	—	—	9,429,929
Common Stocks
United States	2,056,499	—	—	2,056,499
Short-Term Investments	8,828,814	—	—	8,828,814
Securities Lending Collateral	2,098,047	—	—	2,098,047

Total Investments in Securities - Assets	$147,151,399	$—	$—	$147,151,399

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2023, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 13.80%
Communications - 3.13%
Media - 3.13%
Walt Disney Co., 3.800%, Due 3/22/2030	$10,230,000	$9,589,719

Financial - 9.32%
Banks - 9.32%
Bank of America Corp., 3.974%, Due 2/7/2030, (3 mo. USD Term Secured Overnight Financing Rate + 1.472%)A	7,381,000	6,860,971
Citigroup, Inc., 3.980%, Due 3/20/2030, (3 mo. USD Term Secured Overnight Financing Rate + 1.600%)A	5,680,000	5,262,849
JPMorgan Chase & Co., 2.739%, Due 10/15/2030, (3 mo. USD Term Secured Overnight Financing Rate + 1.510%)A	8,750,000	7,587,642
Morgan Stanley, 3.622%, Due 4/1/2031, (Secured Overnight Financing Rate + 3.120%)A	2,265,000	2,034,480
Wells Fargo & Co., 4.478%, Due 4/4/2031, (3 mo. USD Term Secured Overnight Financing Rate + 4.032%)A	7,130,000	6,754,852

		28,500,794

Total Financial		28,500,794

Technology - 1.35%
Computers - 1.35%
International Business Machines Corp., 3.500%, Due 5/15/2029	4,464,000	4,139,291

Total Corporate Obligations (Cost $46,757,940)		42,229,804

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 52.99%
Federal Home Loan Mortgage Corp.,
4.000%, Due 2/1/2039	4,233,134	4,061,371
3.000%, Due 1/1/2040	3,879,666	3,520,552
2.000%, Due 8/1/2042	13,426,795	11,328,149
2.500%, Due 9/1/2042	12,127,374	10,520,780
2.500%, Due 3/1/2052	13,040,564	10,999,110
2.500%, Due 4/1/2052	13,520,652	11,395,659
3.000%, Due 5/1/2052	12,349,033	10,814,080
4.000%, Due 10/1/2052	11,940,200	11,146,821
4.000%, Due 11/1/2052	11,321,914	10,568,458
Federal National Mortgage Association,
4.000%, Due 5/1/2039	7,225,204	6,919,535
4.000%, Due 9/1/2039	3,564,271	3,412,375
3.500%, Due 10/1/2039	5,395,296	5,027,873
3.000%, Due 7/1/2040B	6,932,059	6,250,011
3.000%, Due 8/1/2040B	4,533,908	4,114,687
4.000%, Due 8/1/2040B	4,175,699	3,994,156
4.000%, Due 6/1/2049B	7,151,731	6,777,203
2.500%, Due 11/1/2050	6,616,471	5,603,851
2.500%, Due 5/1/2051	8,417,856	7,126,529
3.000%, Due 5/1/2052	20,849,894	18,256,697
3.500%, Due 10/1/2052	11,377,892	10,312,768

Total U.S. Agency Mortgage-Backed Obligations (Cost $167,171,654)		162,150,665

U.S. TREASURY OBLIGATIONS - 32.15%
U.S. Treasury Bonds,
3.750%, Due 8/15/2041	18,010,000	17,046,184
2.500%, Due 2/15/2045	23,500,000	17,726,894
2.500%, Due 5/15/2046	14,025,000	10,488,070
U.S. Treasury Notes,
2.375%, Due 5/15/2029	3,170,000	2,881,357
1.875%, Due 2/15/2032	48,510,000	41,169,073

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS - 32.15% (continued)
U.S. Treasury Notes, (continued)
3.500%, Due 2/15/2033	$9,395,000	$9,048,559

Total U.S. Treasury Obligations (Cost $102,041,457)		98,360,137

TOTAL INVESTMENTS - 98.94% (Cost $315,971,051)		302,740,606
OTHER ASSETS, NET OF LIABILITIES - 1.06%		3,240,345

TOTAL NET ASSETS - 100.00%		$305,980,951

Percentages are stated as a percent of net assets.

A

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on July 31, 2023.

B	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

LIBOR - London Interbank Offered Rate.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2023, the investments were classified as described below:

Garcia Hamilton Quality Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$42,229,804	$—	$42,229,804
U.S. Agency Mortgage-Backed Obligations	—	162,150,665	—	162,150,665
U.S. Treasury Obligations	—	98,360,137	—	98,360,137

Total Investments in Securities - Assets	$—	$302,740,606	$—	$302,740,606

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2023, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Shares	Fair Value
Australia - 0.51% (Cost $4,759,572)
Foreign Common Stocks - 0.51%
Rio Tinto PLC	80,444	$5,316,745

Austria - 0.81% (Cost $7,491,130)
Foreign Common Stocks - 0.81%
Mondi PLC	476,890	8,357,085

Total Foreign Common Stocks		8,357,085

Belgium - 1.09%
Foreign Common Stocks - 1.09%
Anheuser-Busch InBev SA	63,916	3,657,848
KBC Group NV	46,722	3,513,767
UCB SA	46,378	4,105,926

Total Foreign Common Stocks		11,277,541

Total Belgium (Cost $10,611,535)		11,277,541

Brazil - 0.68% (Cost $3,731,497)
Foreign Common Stocks - 0.68%
ERO Copper Corp.A	291,203	7,000,444

Canada - 2.76%
Foreign Common Stocks - 2.76%
Alimentation Couche-Tard, Inc.	91,203	4,617,383
Canadian Pacific Kansas City Ltd.B	41,409	3,407,179
Gildan Activewear, Inc.B	105,684	3,286,771
Linamar Corp.B	190,268	11,041,071
Suncor Energy, Inc.	199,160	6,231,632

Total Foreign Common Stocks		28,584,036

Total Canada (Cost $23,727,380)		28,584,036

China/Hong Kong - 4.06%
Foreign Common Stocks - 4.06%
AIA Group Ltd.	586,600	5,821,698
Alibaba Group Holding Ltd.A	485,900	6,074,607
Baidu, Inc., Class AA	427,150	8,374,416
ESR Group Ltd.C	1,700,400	2,965,218
Prudential PLC	558,416	7,757,659
Tencent Holdings Ltd.	241,000	10,951,596

Total Foreign Common Stocks		41,945,194

Total China/Hong Kong (Cost $58,622,655)		41,945,194

Denmark - 0.76%
Foreign Common Stocks - 0.76%
AP Moller - Maersk AS, Class B	1,115	2,292,550
Carlsberg AS, Class B	36,961	5,543,550

Total Foreign Common Stocks		7,836,100

Total Denmark (Cost $6,387,705)		7,836,100

Finland - 0.65% (Cost $5,894,180)
Foreign Common Stocks - 0.65%
Nordea Bank Abp	591,616	6,692,662

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Shares	Fair Value
France - 11.82%
Foreign Common Stocks - 11.82%
Air Liquide SA	63,883	$11,474,306
Airbus SE	35,263	5,194,630
Alstom SA	254,909	7,797,182
AXA SA	220,271	6,774,000
BNP Paribas SA	152,488	10,062,990
Bureau Veritas SA	168,461	4,626,869
Capgemini SE	24,004	4,350,788
Carrefour SA	173,459	3,469,165
Cie de Saint-Gobain	108,290	7,320,110
Danone SA	136,964	8,362,372
Eiffage SA	79,603	8,281,476
Engie SA	597,697	9,799,690
Kering SA	6,256	3,601,569
Orange SA	280,421	3,170,794
Pernod Ricard SA	21,574	4,758,357
Rexel SA	427,395	10,300,668
Thales SA	31,874	4,764,432
Valeo SA	98,629	2,228,496
Verallia SAC	42,246	1,872,844
Vinci SA	34,485	4,048,699

Total Foreign Common Stocks		122,259,437

Total France (Cost $103,961,504)		122,259,437

Germany - 10.26%
Foreign Common Stocks - 9.95%
Allianz SE	21,988	5,255,822
Bayer AG	58,081	3,393,525
Bayerische Motoren Werke AG	91,778	11,186,877
Continental AG	188,553	15,055,150
Covestro AGA C	50,831	2,729,045
Deutsche Telekom AG	327,309	7,140,667
Infineon Technologies AG	102,011	4,486,445
LANXESS AG	46,076	1,551,227
Mercedes-Benz Group AG	120,764	9,645,144
Merck KGaA	33,018	5,801,268
MTU Aero Engines AG	20,010	4,670,813
Rheinmetall AG	15,357	4,346,206
RWE AG	105,510	4,539,404
SAP SE	108,412	14,828,360
Siemens Healthineers AGC	96,048	5,578,046
Vonovia SE	113,028	2,639,587

Total Foreign Common Stocks		102,847,586

Foreign Preferred Stocks - 0.31%
Henkel AG & Co. KGaAD	41,503	3,202,493

Total Germany (Cost $94,850,822)		106,050,079

Ireland - 2.53%
Foreign Common Stocks - 2.53%
Ryanair Holdings PLC, ADRA	123,892	12,702,647
Smurfit Kappa Group PLC	338,884	13,409,985

Total Foreign Common Stocks		26,112,632

Total Ireland (Cost $23,102,995)		26,112,632

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Shares	Fair Value
Israel - 0.55% (Cost $5,744,924)
Foreign Common Stocks - 0.55%
Bank Leumi Le-Israel BM	718,964	$5,743,264

Italy - 3.31%
Foreign Common Stocks - 3.31%
Enel SpA	2,254,594	15,547,830
UniCredit SpA	739,110	18,690,990

Total Foreign Common Stocks		34,238,820

Total Italy (Cost $25,426,053)		34,238,820

Japan - 9.45%
Foreign Common Stocks - 9.45%
Asics Corp.	155,100	4,882,000
Bandai Namco Holdings, Inc.	142,900	3,228,346
BayCurrent Consulting, Inc.	122,500	3,950,585
Digital Garage, Inc.	70,200	2,040,396
Disco Corp.	23,600	4,419,246
FANUC Corp.	211,600	6,467,064
Hitachi Ltd.	72,500	4,738,375
MatsukiyoCocokara & Co.	120,200	7,025,361
Murata Manufacturing Co. Ltd.	122,700	7,180,104
Renesas Electronics Corp.A	222,300	4,305,681
Shimano, Inc.	13,700	2,075,247
SUMCO Corp.	992,300	14,438,274
Sumitomo Mitsui Financial Group, Inc.	193,300	9,095,352
Suzuki Motor Corp.	114,100	4,569,133
Takeda Pharmaceutical Co. Ltd.	230,300	7,027,254
Tokyo Electron Ltd.	29,700	4,435,219
Yamaha Corp.	153,100	5,918,884
ZOZO, Inc.	95,700	1,864,692

Total Foreign Common Stocks		97,661,213

Total Japan (Cost $85,396,427)		97,661,213

Jordan - 0.53% (Cost $3,872,085)
Foreign Common Stocks - 0.53%
Hikma Pharmaceuticals PLC	205,190	5,500,973

Netherlands - 3.25%
Foreign Common Stocks - 3.25%
Akzo Nobel NV	160,527	13,724,601
ING Groep NV	365,951	5,343,384
Koninklijke Philips NVA	284,677	5,918,251
Shell PLC	102,300	3,147,722
Universal Music Group NV	213,459	5,475,510

Total Foreign Common Stocks		33,609,468

Total Netherlands (Cost $32,041,263)		33,609,468

Portugal - 0.30% (Cost $2,331,416)
Foreign Common Stocks - 0.30%
Galp Energia SGPS SA	229,906	3,058,659

Republic of Korea - 3.72%
Foreign Common Stocks - 3.72%
Hana Financial Group, Inc.	60,915	1,878,131
Hyundai Mobis Co. Ltd.	48,291	8,827,367
Samsung Electronics Co. Ltd.	385,675	21,119,613

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Shares	Fair Value
Republic of Korea - 3.72% (continued)
Foreign Common Stocks - 3.72% (continued)
SK Hynix, Inc.	68,656	$6,646,648

Total Foreign Common Stocks		38,471,759

Total Republic of Korea (Cost $28,719,114)		38,471,759

Singapore - 0.95%
Foreign Common Stocks - 0.95%
DBS Group Holdings Ltd.	259,510	6,686,078
United Overseas Bank Ltd.	137,300	3,107,900

Total Foreign Common Stocks		9,793,978

Total Singapore (Cost $6,586,634)		9,793,978

South Africa - 0.61% (Cost $8,121,973)
Foreign Common Stocks - 0.61%
Anglo American PLC	206,653	6,349,080

Spain - 1.92%
Foreign Common Stocks - 1.92%
Aena SME SAC	32,380	5,176,505
Amadeus IT Group SA	57,867	4,149,609
Iberdrola SA	280,768	3,505,335
Industria de Diseno Textil SA	183,166	7,010,424

Total Foreign Common Stocks		19,841,873

Total Spain (Cost $15,587,585)		19,841,873

Sweden - 1.18%
Foreign Common Stocks - 1.18%
Sandvik AB	268,310	5,449,601
Swedbank AB, Class A	90,624	1,661,147
Volvo Car AB, Class BA	1,024,005	5,058,544

Total Foreign Common Stocks		12,169,292

Total Sweden (Cost $11,383,312)		12,169,292

Switzerland - 3.44%
Foreign Common Stocks - 3.44%
ABB Ltd.	176,009	7,035,920
Adecco Group AGA	367,978	14,941,920
Novartis AG	79,335	8,285,119
UBS Group AGA	86,567	1,913,398
Zurich Insurance Group AG	7,051	3,402,397

Total Foreign Common Stocks		35,578,754

Total Switzerland (Cost $26,303,488)		35,578,754

United Kingdom - 20.79%
Foreign Common Stocks - 20.79%
3i Group PLC	248,770	6,311,747
AstraZeneca PLC	51,184	7,347,743
AstraZeneca PLC, ADR	189,034	13,553,738
Barclays PLC	8,743,197	17,387,406
Barratt Developments PLC	1,533,710	8,989,162
Berkeley Group Holdings PLC	36,387	2,029,462
BP PLC	2,523,312	15,640,946
British American Tobacco PLC	111,680	3,748,651
Coca-Cola Europacific Partners PLC	108,789	6,853,856

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Shares	Fair Value
United Kingdom - 20.79% (continued)
Foreign Common Stocks - 20.79% (continued)
Compass Group PLC	354,516	$9,222,200
Diageo PLC	137,903	6,012,819
DS Smith PLC	871,745	3,463,661
Kingfisher PLC	3,171,317	9,999,764
Legal & General Group PLC	657,129	1,968,323
NatWest Group PLC	97,406	305,390
Nomad Foods Ltd.A	141,532	2,516,439
Reckitt Benckiser Group PLC	120,889	9,057,238
RELX PLC	428,329	14,402,029
RELX PLC	101,445	3,405,280
Rolls-Royce Holdings PLCA	8,307,200	19,706,933
Segro PLC	241	2,360
Standard Chartered PLC	583,912	5,600,740
Taylor Wimpey PLC	6,644,772	9,751,270
Unilever PLC	262,008	14,092,146
WH Smith PLC	203,501	3,899,162
Whitbread PLC	122,737	5,511,431
WPP PLC	1,293,191	14,133,289

Total Foreign Common Stocks		214,913,185

Total United Kingdom (Cost $189,556,455)		214,913,185

United States - 9.59%
Common Stocks - 9.59%
Aon PLC, Class A	30,595	9,744,508
Constellium SEA	228,312	4,358,476
GSK PLC	1,282,040	22,780,897
ICON PLCA	31,693	7,967,937
Roche Holding AG	82,249	25,522,137
Sanofi	198,476	21,187,411
Signify NVC	241,667	7,591,419

Total Common Stocks		99,152,785

Total United States (Cost $95,547,942)		99,152,785

SHORT-TERM INVESTMENTS - 3.84% (Cost $39,748,483)
Investment Companies - 3.84%
American Beacon U.S. Government Money Market Select Fund, 5.09%E F	39,748,483	39,748,483

TOTAL INVESTMENTS - 99.36% (Cost $919,508,129)		1,027,263,541
OTHER ASSETS, NET OF LIABILITIES - 0.64%		6,637,609

TOTAL NET ASSETS - 100.00%		$1,033,901,150

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at July 31, 2023.
C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $25,913,077 or 2.51% of net assets. The Fund has no right to demand registration of these securities.

D	A type of Preferred Stock that has no maturity date.
E	The Fund is affiliated by having the same investment advisor.
F	7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

Long Futures Contracts Open on July 31, 2023:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
ICE U.S. mini MSCI EAFE Index Futures	336	September 2023	$36,849,890	$37,057,440	$207,550

			$36,849,890	$37,057,440	$207,550

Index Abbreviations:

ICE	Intercontinental Exchange.
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2023, the investments were classified as described below:

International Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$5,316,745	$—	$—	$5,316,745
Austria	8,357,085	—	—	8,357,085
Belgium	11,277,541	—	—	11,277,541
Brazil	7,000,444	—	—	7,000,444
Canada	28,584,036	—	—	28,584,036
China/Hong Kong	41,945,194	—	—	41,945,194
Denmark	7,836,100	—	—	7,836,100
Finland	6,692,662	—	—	6,692,662
France	122,259,437	—	—	122,259,437
Germany	102,847,586	—	—	102,847,586
Ireland	26,112,632	—	—	26,112,632
Israel	5,743,264	—	—	5,743,264
Italy	34,238,820	—	—	34,238,820
Japan	97,661,213	—	—	97,661,213
Jordan	5,500,973	—	—	5,500,973
Netherlands	33,609,468	—	—	33,609,468
Portugal	3,058,659	—	—	3,058,659
Republic of Korea	38,471,759	—	—	38,471,759
Singapore	9,793,978	—	—	9,793,978
South Africa	6,349,080	—	—	6,349,080
Spain	19,841,873	—	—	19,841,873
Sweden	12,169,292	—	—	12,169,292
Switzerland	35,578,754	—	—	35,578,754
United Kingdom	214,913,185	—	—	214,913,185
Foreign Preferred Stocks
Germany	3,202,493	—	—	3,202,493
Common Stocks
United States	99,152,785	—	—	99,152,785
Short-Term Investments	39,748,483	—	—	39,748,483

Total Investments in Securities - Assets	$1,027,263,541	$—	$—	$1,027,263,541

Financial Derivative Instruments - Assets
Futures Contracts	$207,550	$—	$—	$207,550

Total Financial Derivative Instruments - Assets	$207,550	$—	$—	$207,550

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2023, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.15%
Communication Services - 6.33%
Entertainment - 1.02%
Electronic Arts, Inc.	153,515	$20,931,770
Warner Bros Discovery, Inc.A	978,900	12,794,223

		33,725,993

Interactive Media & Services - 1.46%
Alphabet, Inc., Class AA	362,304	48,084,987

Media - 3.59%
Charter Communications, Inc., Class AA	28,638	11,603,831
Comcast Corp., Class A	1,875,780	84,897,803
News Corp., Class A	568,400	11,265,688
Omnicom Group, Inc.	55,078	4,660,701
Paramount Global, Class B	351,300	5,631,339

		118,059,362

Wireless Telecommunication Services - 0.26%
Vodafone Group PLC, ADR	901,550	8,672,911

Total Communication Services		208,543,253

Consumer Discretionary - 7.20%
Automobile Components - 2.29%
Adient PLCA	114,098	4,856,011
Aptiv PLCA	390,440	42,749,275
BorgWarner, Inc.	108,100	5,026,650
Magna International, Inc.B	356,500	22,933,645

		75,565,581

Automobiles - 0.78%
General Motors Co.	667,032	25,594,018

Hotels, Restaurants & Leisure - 2.76%
Aramark	700,738	28,288,793
Booking Holdings, Inc.A	1,980	5,882,184
Las Vegas Sands Corp.A	684,164	40,919,849
Marriott International, Inc., Class A	77,836	15,708,083

		90,798,909

Specialty Retail - 1.37%
Lithia Motors, Inc.	67,843	21,067,287
Lowe’s Cos., Inc.	102,588	24,033,291

		45,100,578

Total Consumer Discretionary		237,059,086

Consumer Staples - 4.47%
Beverages - 0.82%
Diageo PLC, ADRB	96,004	16,890,944
PepsiCo, Inc.	53,378	10,006,240

		26,897,184

Consumer Staples Distribution & Retail - 0.99%
Dollar General Corp.	115,397	19,485,937
Target Corp.	96,129	13,118,725

		32,604,662

Food Products - 0.65%
Archer-Daniels-Midland Co.	40,021	3,400,184

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.15% (continued)
Consumer Staples - 4.47% (continued)
Food Products - 0.65% (continued)
Nestle SA, ADRB	145,689	$17,905,178

		21,305,362

Household Products - 0.40%
Kimberly-Clark Corp.	63,049	8,139,626
Reckitt Benckiser Group PLC, ADR	345,697	5,223,482

		13,363,108

Personal Products - 0.65%
Kenvue, Inc.A	151,902	3,597,039
Unilever PLC, ADRB	335,400	18,021,042

		21,618,081

Tobacco - 0.96%
Philip Morris International, Inc.	316,252	31,536,649

Total Consumer Staples		147,325,046

Energy - 9.80%
Energy Equipment & Services - 2.21%
Baker Hughes Co.	175,100	6,266,829
Halliburton Co.	1,036,145	40,492,547
NOV, Inc.	989,300	19,865,144
Schlumberger NV	104,200	6,079,028

		72,703,548

Oil, Gas & Consumable Fuels - 7.59%
APA Corp.	831,400	33,663,386
Cenovus Energy, Inc.	507,100	9,645,042
ConocoPhillips	246,335	28,998,556
Enbridge, Inc.B	317,630	11,688,784
EOG Resources, Inc.	80,966	10,730,424
Hess Corp.	197,565	29,976,537
Marathon Oil Corp.	731,686	19,221,391
Murphy Oil Corp.	194,370	8,410,390
Ovintiv, Inc.	309,000	14,241,810
Phillips 66	152,245	16,982,930
Pioneer Natural Resources Co.	214,609	48,430,813
Shell PLC, ADR	290,722	17,917,197

		249,907,260

Total Energy		322,610,808

Financials - 22.54%
Banks - 8.99%
Citigroup, Inc.	1,119,522	53,356,418
Citizens Financial Group, Inc.	748,753	24,154,772
First Citizens BancShares, Inc., Class A	9,406	13,462,808
JPMorgan Chase & Co.	282,730	44,660,031
M&T Bank Corp.	162,252	22,692,565
PNC Financial Services Group, Inc.	79,355	10,862,906
Truist Financial Corp.	122,788	4,079,017
U.S. Bancorp	1,236,941	49,081,819
Wells Fargo & Co.	1,595,755	73,660,051

		296,010,387

Capital Markets - 3.87%
Bank of New York Mellon Corp.	506,100	22,956,696
BlackRock, Inc.	15,585	11,514,977
Goldman Sachs Group, Inc.	61,453	21,869,279

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.15% (continued)
Financials - 22.54% (continued)
Capital Markets - 3.87% (continued)
KKR & Co., Inc.	115,051	$6,831,729
Morgan Stanley	211,532	19,367,870
Nasdaq, Inc.	280,167	14,145,632
Northern Trust Corp.	160,743	12,878,729
State Street Corp.	244,180	17,688,399

		127,253,311

Consumer Finance - 1.28%
American Express Co.	213,505	36,056,724
Capital One Financial Corp.	52,800	6,178,656

		42,235,380

Financial Services - 1.76%
Corebridge Financial, Inc.	249,400	4,666,274
Equitable Holdings, Inc.	180,100	5,167,069
Fidelity National Information Services, Inc.	794,699	47,983,926

		57,817,269

Insurance - 6.64%
Allstate Corp.	158,232	17,829,582
American International Group, Inc.	971,207	58,544,358
Aon PLC, Class A	80,631	25,680,974
Chubb Ltd.	101,015	20,648,476
Hartford Financial Services Group, Inc.	217,500	15,633,900
Marsh & McLennan Cos., Inc.	140,205	26,417,426
Progressive Corp.	180,444	22,732,335
Travelers Cos., Inc.	93,386	16,119,357
Willis Towers Watson PLC	71,621	15,135,666

		218,742,074

Total Financials		742,058,421

Health Care - 14.20%
Biotechnology - 0.08%
AbbVie, Inc.	18,668	2,792,359

Health Care Equipment & Supplies - 2.72%
Abbott Laboratories	138,907	15,464,516
Boston Scientific Corp.A	163,509	8,477,942
GE HealthCare Technologies, Inc.A	124,520	9,712,560
Medtronic PLC	547,783	48,073,436
Zimmer Biomet Holdings, Inc.	55,367	7,648,951

		89,377,405

Health Care Providers & Services - 6.61%
Centene Corp.A	187,300	12,753,257
Cigna Group	134,760	39,767,676
CVS Health Corp.	426,039	31,820,853
Elevance Health, Inc.	140,468	66,248,923
HCA Healthcare, Inc.	43,500	11,867,235
Humana, Inc.	11,700	5,344,911
McKesson Corp.	46,832	18,845,197
UnitedHealth Group, Inc.	61,127	30,952,879

		217,600,931

Life Sciences Tools & Services - 1.12%
Avantor, Inc.A	762,248	15,679,441
Danaher Corp.	26,286	6,704,507

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.15% (continued)
Health Care - 14.20% (continued)
Life Sciences Tools & Services - 1.12% (continued)
Thermo Fisher Scientific, Inc.	26,265	$14,410,555

		36,794,503

Pharmaceuticals - 3.67%
GSK PLC, ADR	137,227	4,881,164
Johnson & Johnson	178,516	29,906,786
Merck & Co., Inc.	398,448	42,494,479
Perrigo Co. PLC	400,235	14,664,610
Pfizer, Inc.	539,587	19,457,507
Roche Holding AG, ADR	91,798	3,552,583
Sanofi, ADR	112,064	5,980,856

		120,937,985

Total Health Care		467,503,183

Industrials - 12.89%
Aerospace & Defense - 2.23%
Boeing Co.A	62,700	14,975,895
General Dynamics Corp.	79,523	17,779,752
Northrop Grumman Corp.	51,854	23,075,030
RTX Corp.	200,495	17,629,526

		73,460,203

Air Freight & Logistics - 0.85%
FedEx Corp.	103,290	27,883,136

Building Products - 0.52%
Johnson Controls International PLC	125,037	8,696,323
Trane Technologies PLC	42,013	8,379,073

		17,075,396

Construction & Engineering - 0.92%
AECOM	304,299	26,474,013
Fluor Corp.A	126,300	3,912,774

		30,386,787

Electrical Equipment - 1.76%
Eaton Corp. PLC	72,525	14,890,833
Vertiv Holdings Co., Class A	1,655,598	43,062,104

		57,952,937

Ground Transportation - 1.72%
Canadian National Railway Co.	49,798	6,037,011
JB Hunt Transport Services, Inc.	138,620	28,270,163
Union Pacific Corp.	96,291	22,341,438

		56,648,612

Industrial Conglomerates - 1.35%
General Electric Co.	222,462	25,414,059
Honeywell International, Inc.	98,211	19,065,701

		44,479,760

Machinery - 2.67%
CNH Industrial NV	714,439	10,259,344
Cummins, Inc.	57,097	14,890,898
Illinois Tool Works, Inc.	65,592	17,271,685
Otis Worldwide Corp.	40,539	3,687,427
PACCAR, Inc.	194,242	16,730,064
Stanley Black & Decker, Inc.	185,059	18,370,807

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.15% (continued)
Industrials - 12.89% (continued)
Machinery - 2.67% (continued)
Timken Co.	69,600	$6,463,056

		87,673,281

Passenger Airlines - 0.55%
Southwest Airlines Co.	532,527	18,191,122

Professional Services - 0.32%
Equifax, Inc.	51,579	10,526,242

Total Industrials		424,277,476

Information Technology - 10.91%
Communications Equipment - 1.69%
F5, Inc.A	193,900	30,682,736
Telefonaktiebolaget LM Ericsson, ADRB	4,923,020	24,861,251

		55,543,987

Electronic Equipment, Instruments & Components - 0.70%
Corning, Inc.	319,640	10,848,582
TE Connectivity Ltd.	84,300	12,096,207

		22,944,789

IT Services - 0.81%
Accenture PLC, Class A	67,245	21,272,956
Cognizant Technology Solutions Corp., Class A	81,700	5,394,651

		26,667,607

Semiconductors & Semiconductor Equipment - 4.83%
Analog Devices, Inc.	66,191	13,207,090
Broadcom, Inc.	44,534	40,020,479
KLA Corp.	32,338	16,620,115
Micron Technology, Inc.	155,000	11,065,450
NXP Semiconductors NV	56,924	12,692,914
QUALCOMM, Inc.	180,060	23,798,530
Skyworks Solutions, Inc.	143,392	16,399,743
Texas Instruments, Inc.	139,579	25,124,220

		158,928,541

Software - 2.88%
Microsoft Corp.	92,608	31,108,879
Oracle Corp.	322,027	37,751,225
Workday, Inc., Class AA	110,400	26,179,152

		95,039,256

Total Information Technology		359,124,180

Materials - 4.19%
Chemicals - 4.08%
Air Products & Chemicals, Inc.	105,992	32,362,537
Axalta Coating Systems Ltd.A	848,681	27,157,792
Corteva, Inc.	76,049	4,291,445
DuPont de Nemours, Inc.	469,768	36,468,090
Olin Corp.	251,600	14,512,288
PPG Industries, Inc.	66,550	9,576,545
Sherwin-Williams Co.	35,982	9,949,023

		134,317,720

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.15% (continued)
Materials - 4.19% (continued)
Containers & Packaging - 0.11%
International Paper Co.	96,786	$3,490,103

Total Materials		137,807,823

Real Estate - 1.78%
Industrial REITs - 0.58%
Prologis, Inc.	153,714	19,175,821

Specialized REITs - 1.20%
Public Storage	12,729	3,586,396
VICI Properties, Inc.	1,139,979	35,886,539

		39,472,935

Total Real Estate		58,648,756

Utilities - 3.84%
Electric Utilities - 3.39%
American Electric Power Co., Inc.	62,722	5,315,062
Duke Energy Corp.	201,828	18,895,137
Exelon Corp.	216,503	9,062,816
PG&E Corp.A	386,869	6,812,763
Pinnacle West Capital Corp.	259,119	21,460,236
PPL Corp.	745,154	20,514,090
Southern Co.	278,931	20,177,869
Xcel Energy, Inc.	147,177	9,232,413

		111,470,386

Multi-Utilities - 0.45%
Dominion Energy, Inc.	276,935	14,829,869

Total Utilities		126,300,255

Total Common Stocks (Cost $2,260,997,861)		3,231,258,287

SHORT-TERM INVESTMENTS - 1.70% (Cost $56,033,967)
Investment Companies - 1.70%
American Beacon U.S. Government Money Market Select Fund, 5.09%C D	56,033,967	56,033,967

SECURITIES LENDING COLLATERAL - 1.20% (Cost $39,401,079)
Investment Companies - 1.20%
American Beacon U.S. Government Money Market Select Fund, 5.09%C D	39,401,079	39,401,079

TOTAL INVESTMENTS - 101.05% (Cost $2,356,432,907)		3,326,693,333
LIABILITIES, NET OF OTHER ASSETS - (1.05%)		(34,626,491)

TOTAL NET ASSETS - 100.00%		$3,292,066,842

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at July 31, 2023.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

REIT - Real Estate Investment Trusts.

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

Long Futures Contracts Open on July 31, 2023:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini Standard & Poor’s 500 Index Futures	245	September 2023	$54,847,868	$56,527,625	$1,679,757

			$54,847,868	$56,527,625	$1,679,757

Index Abbreviations:

CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2023, the investments were classified as described below:

Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$3,231,258,287	$—	$—	$3,231,258,287
Short-Term Investments	56,033,967	—	—	56,033,967
Securities Lending Collateral	39,401,079	—	—	39,401,079

Total Investments in Securities - Assets	$3,326,693,333	$—	$—	$3,326,693,333

Financial Derivative Instruments - Assets
Futures Contracts	$1,679,757	$—	$—	$1,679,757

Total Financial Derivative Instruments - Assets	$1,679,757	$—	$—	$1,679,757

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2023, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.69%
Communication Services - 2.14%
Diversified Telecommunication Services - 0.06%
ATN International, Inc.	31,133	$1,131,373
EchoStar Corp., Class AA	81,890	1,591,123

		2,722,496

Entertainment - 0.35%
IMAX Corp.A	334,160	6,151,885
Lions Gate Entertainment Corp., Class AA	649,939	4,991,531
Lions Gate Entertainment Corp., Class BA	696,230	5,096,404
Marcus Corp.B	55,751	869,716

		17,109,536

Interactive Media & Services - 0.18%
Shutterstock, Inc.	102,750	5,286,488
Ziff Davis, Inc.A	50,570	3,667,336

		8,953,824

Media - 1.55%
John Wiley & Sons, Inc., Class A	90,158	3,086,108
Magnite, Inc.A	553,107	8,368,509
Scholastic Corp.	179,814	7,766,167
Stagwell, Inc.A	5,812,818	39,004,009
TEGNA, Inc.	988,138	16,699,532
Thryv Holdings, Inc.A	61,533	1,458,332

		76,382,657

Total Communication Services		105,168,513

Consumer Discretionary - 13.19%
Automobile Components - 3.14%
Adient PLCA	1,366,795	58,170,795
American Axle & Manufacturing Holdings, Inc.A	2,720,523	25,708,942
Dana, Inc.	228,515	4,337,215
Gentex Corp.	317,621	10,665,713
Gentherm, Inc.A	583,313	34,864,618
Goodyear Tire & Rubber Co.A	560,153	9,007,260
Patrick Industries, Inc.	50,663	4,384,883
Standard Motor Products, Inc.	38,848	1,482,828
Visteon Corp.A	38,654	5,956,195

		154,578,449

Automobiles - 0.15%
Thor Industries, Inc.	25,105	2,899,377
Winnebago Industries, Inc.	68,543	4,715,758

		7,615,135

Broadline Retail - 0.32%
Macy’s, Inc.	538,600	8,935,374
Ollie’s Bargain Outlet Holdings, Inc.A	93,696	6,828,564

		15,763,938

Diversified Consumer Services - 0.75%
Adtalem Global Education, Inc.A	569,237	24,613,808
Graham Holdings Co., Class B	10,135	5,946,712
Perdoceo Education Corp.A	153,032	2,042,977
Strategic Education, Inc.	55,782	4,189,228

		36,792,725

Hotels, Restaurants & Leisure - 1.11%
Bloomin’ Brands, Inc.	173,403	4,659,339

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.69% (continued)
Consumer Discretionary - 13.19% (continued)
Hotels, Restaurants & Leisure - 1.11% (continued)
Bluegreen Vacations Holding Corp.B	31,768	$1,241,811
Chuy’s Holdings, Inc.A	62,101	2,582,781
El Pollo Loco Holdings, Inc.	174,020	1,853,313
Genius Sports Ltd.A	1,197,898	9,391,520
International Game Technology PLC	971,556	32,867,739
Monarch Casino & Resort, Inc.	29,111	2,017,975

		54,614,478

Household Durables - 2.91%
Beazer Homes USA, Inc.A	61,900	2,081,697
Cavco Industries, Inc.A	22,781	6,735,203
Century Communities, Inc.	82,342	6,358,449
Dream Finders Homes, Inc., Class AA B	59,600	1,519,800
Ethan Allen Interiors, Inc.	57,512	1,809,903
GoPro, Inc., Class AA	550,839	2,252,932
Green Brick Partners, Inc.A	116,075	6,560,559
KB Home	221,254	11,941,078
La-Z-Boy, Inc.	98,239	3,081,757
Legacy Housing Corp.A	48,200	1,143,304
Lovesac Co.A	127,017	3,719,058
M/I Homes, Inc.A	82,606	8,260,600
MDC Holdings, Inc.	178,126	9,134,301
Meritage Homes Corp.	98,723	14,704,791
Newell Brands, Inc.	2,991,450	33,384,582
Sonos, Inc.A	222,048	3,805,903
Taylor Morrison Home Corp.A	220,602	10,681,549
Toll Brothers, Inc.	46,703	3,751,652
Tri Pointe Homes, Inc.A	376,871	12,014,647

		142,941,765

Leisure Products - 0.35%
Brunswick Corp.	116,867	10,086,791
Malibu Boats, Inc., Class AA	46,785	2,804,760
MasterCraft Boat Holdings, Inc.A	39,683	1,216,284
Solo Brands, Inc., Class AA	144,400	846,184
YETI Holdings, Inc.A	47,758	2,034,491

		16,988,510

Specialty Retail - 3.08%
1-800-Flowers.com, Inc., Class AA	85,500	742,140
Aaron’s Co., Inc.	70,100	1,108,982
Academy Sports & Outdoors, Inc.	173,372	10,365,912
America’s Car-Mart, Inc.A	12,600	1,500,912
American Eagle Outfitters, Inc.	1,249,152	17,550,586
Arhaus, Inc.A B	104,600	1,198,716
Asbury Automotive Group, Inc.A	48,916	11,035,450
Buckle, Inc.	114,453	4,184,402
Caleres, Inc.B	82,283	2,224,932
Chico’s FAS, Inc.A	279,996	1,707,976
Citi Trends, Inc.A	91,312	1,721,231
Group 1 Automotive, Inc.	46,059	11,907,633
Guess?, Inc.	121,386	2,547,892
Haverty Furniture Cos., Inc.	29,603	1,053,867
Leslie’s, Inc.A	251,434	1,601,634
MarineMax, Inc.A	49,600	2,000,368
Monro, Inc.	223,058	8,175,076
ODP Corp.A	383,242	19,116,111
OneWater Marine, Inc., Class AA B	32,438	1,221,291
RHA B	11,992	4,654,935

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.69% (continued)
Consumer Discretionary - 13.19% (continued)
Specialty Retail - 3.08% (continued)
Sally Beauty Holdings, Inc.A	243,856	$2,918,956
Shoe Carnival, Inc.	60,026	1,597,292
Signet Jewelers Ltd.	102,942	8,285,801
Sonic Automotive, Inc., Class A	402,320	19,267,105
Upbound Group, Inc.	79,721	2,760,738
Urban Outfitters, Inc.A	231,818	8,431,221
Warby Parker, Inc., Class AA	173,326	2,589,490

		151,470,649

Textiles, Apparel & Luxury Goods - 1.38%
Capri Holdings Ltd.A	378,687	13,977,337
Carter’s, Inc.	234,402	17,584,481
Columbia Sportswear Co.	101,873	8,008,237
G-III Apparel Group Ltd.A	103,400	2,141,414
Levi Strauss & Co., Class AB	1,228,646	18,515,695
Movado Group, Inc.	31,012	890,044
Oxford Industries, Inc.	5,217	562,653
Skechers USA, Inc., Class AA	114,038	6,338,232

		68,018,093

Total Consumer Discretionary		648,783,742

Consumer Staples - 2.30%
Beverages - 0.12%
Boston Beer Co., Inc., Class AA	15,408	5,723,147

Consumer Staples Distribution & Retail - 0.20%
Andersons, Inc.	95,265	4,650,837
Chefs’ Warehouse, Inc.A	50,222	1,825,068
Ingles Markets, Inc., Class A	40,975	3,474,680

		9,950,585

Food Products - 1.83%
Darling Ingredients, Inc.A	449,260	31,111,255
Fresh Del Monte Produce, Inc.	274,740	7,302,589
J&J Snack Foods Corp.	219,546	35,197,615
Mission Produce, Inc.A	84,789	985,248
SunOpta, Inc.A	2,347,348	15,562,917

		90,159,624

Personal Products - 0.08%
Edgewell Personal Care Co.	8,989	354,257
Herbalife Ltd.A	227,655	3,697,117

		4,051,374

Tobacco - 0.07%
Universal Corp.	62,231	3,147,022

Total Consumer Staples		113,031,752

Energy - 8.39%
Energy Equipment & Services - 3.60%
Bristow Group, Inc.A	63,474	1,953,095
Cactus, Inc., Class A	145,560	7,391,537
ChampionX Corp.	617,756	21,992,114
Dril-Quip, Inc.A	206,954	5,358,039
Expro Group Holdings NVA	1,948,600	43,239,434
Helix Energy Solutions Group, Inc.A	937,093	8,996,093
Helmerich & Payne, Inc.	280,521	12,558,925
Liberty Energy, Inc.	599,025	9,865,942

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.69% (continued)
Energy - 8.39% (continued)
Energy Equipment & Services - 3.60% (continued)
Newpark Resources, Inc.A	192,900	$1,064,808
NexTier Oilfield Solutions, Inc.A	517,500	6,168,600
NOV, Inc.	942,106	18,917,488
Oil States International, Inc.A	145,700	1,171,428
Patterson-UTI Energy, Inc.	1,771,729	28,064,187
ProPetro Holding Corp.A	261,300	2,727,972
RPC, Inc.	490,700	4,082,624
Select Water Solutions, Inc., Class A	158,431	1,332,405
U.S. Silica Holdings, Inc.A	174,800	2,274,148

		177,158,839

Oil, Gas & Consumable Fuels - 4.79%
Baytex Energy Corp.A	1,790,342	7,232,982
Berry Corp.	1,728,088	13,479,086
California Resources Corp.	160,000	8,536,000
CNX Resources Corp.A	961,554	19,615,702
Comstock Resources, Inc.B	501,722	6,396,955
CONSOL Energy, Inc.	76,900	5,730,588
Delek U.S. Holdings, Inc.	852,977	23,533,635
Earthstone Energy, Inc., Class AA	155,000	2,476,900
Equitrans Midstream Corp.	1,770,503	18,360,116
Frontline PLCB	123,445	2,089,924
International Seaways, Inc.	96,700	4,147,463
Kinetik Holdings, Inc.B	58,387	2,101,932
Kosmos Energy Ltd.A	5,300,975	37,636,922
Magnolia Oil & Gas Corp., Class A	375,800	8,323,970
Murphy Oil Corp.	411,206	17,792,884
Northern Oil & Gas, Inc.	193,951	7,635,851
Par Pacific Holdings, Inc.A	138,400	4,356,832
PBF Energy, Inc., Class A	139,358	6,611,143
Peabody Energy Corp.	285,957	6,416,875
Range Resources Corp.	318,106	9,998,072
REX American Resources Corp.A	34,284	1,269,194
Riley Exploration Permian, Inc.	38,019	1,423,812
SilverBow Resources, Inc.A B	51,300	1,837,053
Sitio Royalties Corp., Class A	349,136	9,545,378
Viper Energy Partners LP	332,131	9,007,393

		235,556,662

Total Energy		412,715,501

Financials - 22.64%
Banks - 12.99%
Amalgamated Financial Corp.	56,594	1,129,616
Ameris Bancorp	127,633	5,571,180
Associated Banc-Corp.	394,800	7,481,460
Atlantic Union Bankshares Corp.	137,533	4,398,305
Axos Financial, Inc.A	37,440	1,759,680
Bank of NT Butterfield & Son Ltd.	842,486	27,069,075
Bank OZK	167,900	7,342,267
Banner Corp.	53,421	2,543,374
Berkshire Hills Bancorp, Inc.	44,784	1,021,523
Byline Bancorp, Inc.	54,544	1,197,241
Cadence Bank	339,300	8,499,465
Capitol Federal Financial, Inc.	709,258	4,702,381
Capstar Financial Holdings, Inc.	122,892	1,828,633
Cathay General Bancorp	133,477	5,077,465
Central Pacific Financial Corp.	68,062	1,241,451

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.69% (continued)
Financials - 22.64% (continued)
Banks - 12.99% (continued)
Columbia Banking System, Inc.	2,313,570	$51,708,290
CrossFirst Bankshares, Inc.A	70,996	828,523
Customers Bancorp, Inc.A	61,800	2,594,364
CVB Financial Corp.	196,907	3,715,635
Enterprise Financial Services Corp.	73,707	3,021,987
Farmers National Banc Corp.	84,934	1,167,843
FB Financial Corp.	44,317	1,569,708
First BanCorp	367,406	8,663,602
First Bancshares, Inc.	61,354	1,920,994
First Busey Corp.	101,703	2,202,887
First Commonwealth Financial Corp.	150,149	2,168,152
First Financial Bancorp	188,034	4,341,705
First Hawaiian, Inc.	479,973	9,930,641
First Interstate BancSystem, Inc., Class A	526,908	15,138,067
FNB Corp.	713,521	9,125,934
Glacier Bancorp, Inc.	451,230	14,755,221
Great Southern Bancorp, Inc.	7,841	433,843
Hancock Whitney Corp.	88,836	3,909,672
HarborOne Bancorp, Inc.	217,431	2,280,851
Heritage Commerce Corp.	318,630	3,058,848
Heritage Financial Corp.	185,679	3,483,338
Hilltop Holdings, Inc.	157,937	4,884,991
HomeTrust Bancshares, Inc.	29,200	709,852
Independent Bank Corp.	21,843	451,276
International Bancshares Corp.	90,604	4,497,583
Lakeland Bancorp, Inc.	40,682	614,705
Live Oak Bancshares, Inc.	824,811	31,235,593
Luther Burbank Corp.	227,597	2,344,249
Mercantile Bank Corp.	31,604	1,109,932
Midland States Bancorp, Inc.	40,905	958,404
National Bank Holdings Corp., Class A	175,191	6,019,563
Nicolet Bankshares, Inc.	17,290	1,446,309
Northfield Bancorp, Inc.	86,200	1,049,916
Northwest Bancshares, Inc.	233,752	2,889,175
OceanFirst Financial Corp.	108,884	2,028,509
OFG Bancorp	1,197,682	40,110,370
Old National Bancorp	1,966,335	33,486,685
Old Second Bancorp, Inc.	101,300	1,619,787
Origin Bancorp, Inc.	30,300	987,780
Peapack-Gladstone Financial Corp.	32,796	958,627
Peoples Bancorp, Inc.	68,072	1,917,588
Pinnacle Financial Partners, Inc.	161,806	12,281,075
Popular, Inc.	584,547	42,408,885
Preferred Bank	15,500	1,024,240
Prosperity Bancshares, Inc.	271,842	17,213,035
Provident Financial Services, Inc.	133,809	2,480,819
QCR Holdings, Inc.	24,552	1,257,799
Renasant Corp.	103,104	3,190,038
S&T Bancorp, Inc.	77,038	2,432,860
Sandy Spring Bancorp, Inc.	104,825	2,565,068
Seacoast Banking Corp. of Florida	857,902	21,198,758
Simmons First National Corp., Class A	190,279	3,841,733
SmartFinancial, Inc.	24,601	617,977
SouthState Corp.	105,349	8,182,457
Synovus Financial Corp.	173,200	5,871,480
Texas Capital Bancshares, Inc.A	834,935	53,310,600
Triumph Financial, Inc.A	440,941	31,267,126

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.69% (continued)
Financials - 22.64% (continued)
Banks - 12.99% (continued)
TrustCo Bank Corp. NY	37,627	$1,143,485
UMB Financial Corp.	161,962	11,499,302
United Community Banks, Inc.	322,262	9,368,156
Valley National Bancorp	1,037,297	10,642,667
Washington Federal, Inc.	129,972	4,034,331
Webster Financial Corp.	230,763	10,919,705
WesBanco, Inc.	46,754	1,309,580
Westamerica Bancorp	222,575	10,948,464
WSFS Financial Corp.	87,993	3,849,694

		639,063,449

Capital Markets - 2.22%
Cohen & Steers, Inc.	313,648	20,170,703
Evercore, Inc., Class A	315,459	42,605,893
Federated Hermes, Inc.	206,006	6,969,183
Oppenheimer Holdings, Inc., Class A	24,800	945,128
Perella Weinberg Partners	629,874	6,223,155
StepStone Group, Inc., Class A	102,931	2,889,273
Stifel Financial Corp.	220,597	14,016,733
Victory Capital Holdings, Inc., Class A	135,109	4,480,215
Virtu Financial, Inc., Class A	140,100	2,600,256
Virtus Investment Partners, Inc.	13,480	2,773,240
WisdomTree, Inc.B	838,669	5,837,136

		109,510,915

Consumer Finance - 1.67%
Atlanticus Holdings Corp.A	12,300	500,610
Bread Financial Holdings, Inc.	227,696	9,465,323
Encore Capital Group, Inc.A	53,212	2,846,842
Enova International, Inc.A	62,028	3,417,122
EZCORP, Inc., Class AA	118,951	1,077,696
Navient Corp.	310,456	5,911,082
Nelnet, Inc., Class A	40,365	3,983,218
PRA Group, Inc.A	182,630	4,357,552
PROG Holdings, Inc.A	231,807	9,406,728
SLM Corp.	2,553,693	41,318,753

		82,284,926

Financial Services - 2.26%
A-Mark Precious Metals, Inc.	52,703	2,149,755
Burford Capital Ltd.	95,712	1,298,839
Cannae Holdings, Inc.A	263,530	5,370,741
Essent Group Ltd.	492,251	24,415,650
Euronet Worldwide, Inc.A	233,518	20,519,227
Jackson Financial, Inc., Class A	187,088	6,177,646
Merchants Bancorp	62,768	1,984,096
MGIC Investment Corp.	585,936	9,808,569
Mr Cooper Group, Inc.A	154,300	8,944,771
NMI Holdings, Inc., Class AA	188,873	5,044,798
PennyMac Financial Services, Inc.	98,785	7,431,595
Radian Group, Inc.	354,604	9,549,486
WEX, Inc.A	44,743	8,472,087

		111,167,260

Insurance - 3.20%
Ambac Financial Group, Inc.A	102,791	1,453,465
American Equity Investment Life Holding Co.A	83,328	4,472,214
Assured Guaranty Ltd.	134,599	8,046,328
Axis Capital Holdings Ltd.	193,188	10,648,523

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.69% (continued)
Financials - 22.64% (continued)
Insurance - 3.20% (continued)
Brighthouse Financial, Inc.A	151,627	$7,904,315
CNO Financial Group, Inc.	392,805	10,102,945
Donegal Group, Inc., Class A	62,016	903,573
Employers Holdings, Inc.	60,937	2,353,996
Enstar Group Ltd.A	110,326	28,230,217
First American Financial Corp.	278,239	17,634,788
Genworth Financial, Inc., Class AA	1,083,823	6,351,203
Global Indemnity Group LLC, Class A	335,812	11,541,858
Horace Mann Educators Corp.	580,096	17,478,292
Kemper Corp.	145,071	7,394,269
Mercury General Corp.	69,548	2,238,055
Safety Insurance Group, Inc.	5,953	428,616
Selective Insurance Group, Inc.	76,080	7,850,695
SiriusPoint Ltd.A	361,883	3,379,987
Stewart Information Services Corp.	46,059	2,170,761
White Mountains Insurance Group Ltd.	4,362	6,748,101

		157,332,201

Mortgage Real Estate Investment Trusts (REITs) - 0.30%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	558,871	14,592,122

Total Financials		1,113,950,873

Health Care - 2.89%
Biotechnology - 0.24%
Alkermes PLCA	402,116	11,773,957

Health Care Equipment & Supplies - 0.66%
CONMED Corp.	23,417	2,834,628
Embecta Corp.	23,259	496,347
Enovis Corp.A	123,600	7,898,040
Globus Medical, Inc., Class AA	153,966	9,279,531
Merit Medical Systems, Inc.A	5,552	414,568
Omnicell, Inc.A	174,043	10,990,815
OraSure Technologies, Inc.A	106,900	504,568

		32,418,497

Health Care Providers & Services - 0.94%
Acadia Healthcare Co., Inc.A	86,690	6,851,111
AMN Healthcare Services, Inc.A	85,500	9,161,325
Cross Country Healthcare, Inc.A	73,574	1,898,209
Encompass Health Corp.	141,235	9,325,747
ModivCare, Inc.A	50,558	2,211,407
National HealthCare Corp.	34,748	2,050,827
R1 RCM, Inc.A	841,995	14,549,673

		46,048,299

Health Care Technology - 0.21%
Evolent Health, Inc., Class AA	343,772	10,447,231

Life Sciences Tools & Services - 0.14%
Azenta, Inc.A	147,800	6,943,644

Pharmaceuticals - 0.70%
Amneal Pharmaceuticals, Inc.A	347,700	1,112,640

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.69% (continued)
Health Care - 2.89% (continued)
Pharmaceuticals - 0.70% (continued)
Perrigo Co. PLC	911,527	$33,398,349

		34,510,989

Total Health Care		142,142,617

Industrials - 20.84%
Aerospace & Defense - 1.01%
AeroVironment, Inc.A	69,265	6,598,184
BWX Technologies, Inc.	276,921	19,107,549
Ducommun, Inc.A	32,300	1,619,522
Kaman Corp.	459,976	10,528,850
Kratos Defense & Security Solutions, Inc.A	226,741	3,421,522
Mercury Systems, Inc.A	158,694	6,027,198
Spirit AeroSystems Holdings, Inc., Class A	74,885	2,382,841

		49,685,666

Air Freight & Logistics - 0.58%
Air Transport Services Group, Inc.A	1,247,946	25,158,592
Hub Group, Inc., Class AA	38,433	3,463,966

		28,622,558

Building Products - 2.33%
Apogee Enterprises, Inc.	540,776	26,784,635
Armstrong World Industries, Inc.	32,148	2,486,969
AZEK Co., Inc.A	238,338	7,436,146
Gibraltar Industries, Inc.A	619,744	40,078,845
Griffon Corp.	105,200	4,388,944
Masonite International Corp.A	266,228	27,834,137
Zurn Elkay Water Solutions Corp.	183,128	5,574,416

		114,584,092

Commercial Services & Supplies - 2.09%
ACCO Brands Corp.	215,245	1,310,842
Aris Water Solutions, Inc., Class AB	572,187	6,254,004
Brink’s Co.	189,920	13,856,563
CoreCivic, Inc.A	257,700	2,499,690
Deluxe Corp.	810,686	15,394,927
Enviri Corp.A	2,312,860	21,810,270
GEO Group, Inc.A B	249,000	1,860,030
Healthcare Services Group, Inc.	295,961	3,732,068
Interface, Inc.	1,389,380	13,574,242
MillerKnoll, Inc.	917,859	17,962,501
Quad/Graphics, Inc.A	481,638	2,851,297
Steelcase, Inc., Class A	212,200	1,818,554

		102,924,988

Construction & Engineering - 2.33%
Dycom Industries, Inc.A	65,202	6,492,815
EMCOR Group, Inc.	73,380	15,779,635
Fluor Corp.A	1,201,738	37,229,843
Granite Construction, Inc.	438,812	17,960,575
Matrix Service Co.A	181,906	1,151,465
MDU Resources Group, Inc.	211,341	4,674,863
WillScot Mobile Mini Holdings Corp.A	648,932	31,116,290

		114,405,486

Electrical Equipment - 0.81%
Encore Wire Corp.	39,870	6,805,410
EnerSys	296,000	32,062,720

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.69% (continued)
Industrials - 20.84% (continued)
Electrical Equipment - 0.81% (continued)
GrafTech International Ltd.	149,699	$790,411

		39,658,541

Ground Transportation - 0.71%
ArcBest Corp.	48,174	5,603,600
Covenant Logistics Group, Inc.	24,000	1,314,240
Ryder System, Inc.	105,403	10,766,917
Universal Logistics Holdings, Inc.	42,301	1,315,138
Werner Enterprises, Inc.	338,870	15,933,667

		34,933,562

Machinery - 6.13%
Allison Transmission Holdings, Inc.	500,505	29,374,638
Astec Industries, Inc.	115,580	5,709,652
Barnes Group, Inc.	342,905	13,476,167
Energy Recovery, Inc.A	16,123	491,429
Enerpac Tool Group Corp.	1,206,348	33,150,443
EnPro Industries, Inc.	51,276	7,116,083
Flowserve Corp.	1,842,283	69,564,606
Greenbrier Cos., Inc.	1,134,670	52,410,407
Hyster-Yale Materials Handling, Inc.	33,737	1,611,279
Kennametal, Inc.	790,366	24,090,356
Lindsay Corp.	34,778	4,609,128
Manitowoc Co., Inc.A	51,259	928,813
Miller Industries, Inc.	119,424	4,530,947
Mueller Industries, Inc.	112,213	9,095,986
Proto Labs, Inc.A	132,905	4,405,801
Standex International Corp.	124,794	18,540,645
Tennant Co.	153,720	12,334,493
Terex Corp.	24,507	1,436,845
Timken Co.	68,600	6,370,196
Wabash National Corp.	107,700	2,550,336

		301,798,250

Marine Transportation - 1.14%
Eagle Bulk Shipping, Inc.B	27,136	1,253,412
Genco Shipping & Trading Ltd.	96,424	1,398,148
Kirby Corp.A	445,847	36,327,614
Matson, Inc.	183,325	17,133,554

		56,112,728

Passenger Airlines - 0.29%
Alaska Air Group, Inc.A	144,673	7,035,448
SkyWest, Inc.A	162,928	7,167,203

		14,202,651

Professional Services - 2.06%
Heidrick & Struggles International, Inc.	45,446	1,239,313
Hudson Global, Inc.A	57,162	1,287,288
Huron Consulting Group, Inc.A	20,951	1,981,336
KBR, Inc.	239,239	14,710,806
Kelly Services, Inc., Class A	74,270	1,360,626
Korn Ferry	724,430	38,162,973
ManpowerGroup, Inc.	403,766	31,849,062
Resources Connection, Inc.	66,300	1,059,474
TrueBlue, Inc.A	653,073	9,763,441

		101,414,319

Trading Companies & Distributors - 1.36%
Air Lease Corp.	215,180	9,110,721

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.69% (continued)
Industrials - 20.84% (continued)
Trading Companies & Distributors - 1.36% (continued)
BlueLinx Holdings, Inc.A	20,613	$1,942,569
Boise Cascade Co.	128,873	13,337,067
GMS, Inc.A	82,310	6,065,424
Hudson Technologies, Inc.A	89,600	814,464
MSC Industrial Direct Co., Inc., Class A	83,104	8,386,856
NOW, Inc.A	1,198,028	13,645,539
Rush Enterprises, Inc., Class A	49,820	3,222,357
Titan Machinery, Inc.A	185,566	5,923,267
Veritiv Corp.	30,681	4,299,328

		66,747,592

Total Industrials		1,025,090,433

Information Technology - 8.18%
Communications Equipment - 2.03%
ADTRAN Holdings, Inc.	357,913	3,482,493
Ciena Corp.A	623,973	26,331,661
CommScope Holding Co., Inc.A	310,807	1,398,632
F5, Inc.A	318,124	50,339,942
Infinera Corp.A B	2,445,975	11,006,887
Lumentum Holdings, Inc.A B	139,580	7,308,409

		99,868,024

Electronic Equipment, Instruments & Components - 3.18%
Arrow Electronics, Inc.A	123,441	17,595,280
Avnet, Inc.	406,562	19,718,257
Belden, Inc.	231,006	22,324,420
Benchmark Electronics, Inc.	80,820	2,142,538
Coherent Corp.A	707,169	33,491,524
Crane NXT Co.	39,948	2,362,924
Itron, Inc.A	100,863	7,934,892
Kimball Electronics, Inc.A	29,117	849,634
Knowles Corp.A	169,814	3,102,502
nLight, Inc.A	423,425	6,097,320
Plexus Corp.A	157,023	15,465,195
ScanSource, Inc.A	56,499	1,700,055
TTM Technologies, Inc.A	232,648	3,340,825
Vishay Intertechnology, Inc.	255,575	7,194,436
Vishay Precision Group, Inc.A	216,310	8,092,157
Vontier Corp.	163,838	5,067,510

		156,479,469

Semiconductors & Semiconductor Equipment - 2.35%
Alpha & Omega Semiconductor Ltd.A	62,347	2,049,969
Cohu, Inc.A	640,612	27,962,714
Diodes, Inc.A	271,718	25,674,634
Kulicke & Soffa Industries, Inc.	616,460	36,913,625
MaxLinear, Inc.A	202,889	5,005,272
MKS Instruments, Inc.	104,562	11,415,033
Synaptics, Inc.A	72,947	6,587,844

		115,609,091

Software - 0.49%
A10 Networks, Inc.	402,411	6,245,419
Adeia, Inc.	98,243	1,180,881
Progress Software Corp.	87,440	5,251,646

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.69% (continued)
Information Technology - 8.18% (continued)
Software - 0.49% (continued)
Zuora, Inc., Class AA	997,949	$11,705,942

		24,383,888

Technology Hardware, Storage & Peripherals - 0.13%
Corsair Gaming, Inc.A	341,563	6,312,084

Total Information Technology		402,652,556

Materials - 8.25%
Chemicals - 2.72%
AdvanSix, Inc.	62,485	2,506,273
Avient Corp.	346,406	14,039,835
Cabot Corp.	357,744	25,399,824
Chemours Co.	314,961	11,647,258
Ecovyst, Inc.A	2,022,316	24,854,264
Element Solutions, Inc.	923,923	19,365,426
Koppers Holdings, Inc.	47,230	1,807,020
Livent Corp.A B	279,515	6,881,659
Olin Corp.	162,175	9,354,254
Stepan Co.	119,105	11,412,641
Tronox Holdings PLC	481,297	6,396,437

		133,664,891

Construction Materials - 0.09%
Knife River Corp.A	98,704	4,290,663

Containers & Packaging - 0.54%
Greif, Inc., Class A	57,774	4,273,543
O-I Glass, Inc.A	362,149	8,314,941
Sonoco Products Co.	242,404	14,214,570

		26,803,054

Metals & Mining - 4.62%
Alamos Gold, Inc., Class A	570,478	7,045,403
Alpha Metallurgical Resources, Inc.	32,806	5,682,655
Arch Resources, Inc.	25,041	3,216,266
ATI, Inc.A	931,800	44,428,224
Carpenter Technology Corp.	165,026	9,878,456
Coeur Mining, Inc.A	658,100	2,026,948
Elah Holdings, Inc.A	3,209	154,032
Ferroglobe PLCA	3,111,546	16,864,579
Hecla Mining Co.	871,462	5,019,621
Kaiser Aluminum Corp.	663,482	53,874,738
Largo, Inc.A B	77,281	363,994
Materion Corp.	237,283	28,269,897
MP Materials Corp.A B	181,236	4,322,479
Olympic Steel, Inc.	22,000	1,227,380
Ramaco Resources, Inc., Class A	100,700	926,440
Royal Gold, Inc.	142,747	17,149,625
Ryerson Holding Corp.	72,983	3,101,048
Schnitzer Steel Industries, Inc., Class A	223,528	8,093,949
SSR Mining, Inc.	468,300	6,818,448
SunCoke Energy, Inc.	189,860	1,685,957
TimkenSteel Corp.A	89,714	2,090,336
Warrior Met Coal, Inc.	117,935	5,218,624

		227,459,099

Paper & Forest Products - 0.28%
Clearwater Paper Corp.A	33,035	1,064,718

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.69% (continued)
Materials - 8.25% (continued)
Paper & Forest Products - 0.28% (continued)
Louisiana-Pacific Corp.	102,753	$7,822,586
Sylvamo Corp.	96,500	4,735,255

		13,622,559

Total Materials		405,840,266

Real Estate - 4.03%
Health Care REITs - 0.14%
Physicians Realty Trust	468,656	6,907,989

Hotel & Resort REITs - 0.17%
Pebblebrook Hotel TrustB	88,135	1,361,686
Ryman Hospitality Properties, Inc.	4,512	429,949
Sunstone Hotel Investors, Inc.	624,791	6,366,620

		8,158,255

Industrial REITs - 0.69%
STAG Industrial, Inc.	817,949	29,691,549
Terreno Realty Corp.	73,713	4,374,129

		34,065,678

Office REITs - 0.33%
Cousins Properties, Inc.	518,899	12,676,702
Highwoods Properties, Inc.	146,392	3,699,326

		16,376,028

Real Estate Management & Development - 0.78%
Douglas Elliman, Inc.	528,162	1,167,238
Howard Hughes Corp.A	98,769	8,339,067
Jones Lang LaSalle, Inc.A	30,000	4,996,500
Newmark Group, Inc., Class A	92,455	639,789
RE/MAX Holdings, Inc., Class A	41,050	809,096
RMR Group, Inc., Class A	466,973	11,011,223
Seritage Growth Properties, Class AA B	1,108,139	10,405,425
Tejon Ranch Co.A	60,607	1,067,289

		38,435,627

Retail REITs - 1.31%
Agree Realty Corp.	581,415	37,664,064
NETSTREIT Corp.	1,138,132	20,361,182
Urban Edge Properties	367,647	6,253,675

		64,278,921

Specialized REITs - 0.61%
Outfront Media, Inc.	1,133,294	17,520,725
PotlatchDeltic Corp.	153,622	8,238,748
Rayonier, Inc.	130,451	4,320,537

		30,080,010

Total Real Estate		198,302,508

Utilities - 2.84%
Electric Utilities - 1.11%
ALLETE, Inc.	476,526	27,366,888
Genie Energy Ltd., Class B	35,000	469,350
Portland General Electric Co.	561,464	26,764,989

		54,601,227

Gas Utilities - 0.74%
Chesapeake Utilities Corp.	60,976	7,209,802
Northwest Natural Holding Co.	236,323	10,154,799

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.69% (continued)
Utilities - 2.84% (continued)
Gas Utilities - 0.74% (continued)
Southwest Gas Holdings, Inc.	113,435	$7,479,904
Spire, Inc.	24,182	1,537,250
UGI Corp.	370,014	9,986,678

		36,368,433

Multi-Utilities - 0.99%
Avista Corp.	954,814	36,894,013
NorthWestern Corp.	209,290	11,818,606

		48,712,619

Total Utilities		139,682,279

Total Common Stocks (Cost $3,924,509,354)		4,707,361,040

SHORT-TERM INVESTMENTS - 3.84% (Cost $188,856,494)
Investment Companies - 3.84%
American Beacon U.S. Government Money Market Select Fund, 5.09%C D	188,856,494	188,856,494

SECURITIES LENDING COLLATERAL - 0.21% (Cost $10,476,847)
Investment Companies - 0.21%
American Beacon U.S. Government Money Market Select Fund, 5.09%C D	10,476,847	10,476,847

TOTAL INVESTMENTS - 99.74% (Cost $4,123,842,695)		4,906,694,381
OTHER ASSETS, NET OF LIABILITIES - 0.26%		12,863,653

TOTAL NET ASSETS - 100.00%		$4,919,558,034

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at July 31, 2023.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

Long Futures Contracts Open on July 31, 2023:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini Russell 2000 Index Futures	1,849	September 2023	$176,275,776	$186,157,320	$9,881,544

			$176,275,776	$186,157,320	$9,881,544

Index Abbreviations:

CME	Chicago Mercantile Exchange.

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2023, the investments were classified as described below:

Small Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$4,707,361,040	$—	$—	$4,707,361,040
Short-Term Investments	188,856,494	—	—	188,856,494
Securities Lending Collateral	10,476,847	—	—	10,476,847

Total Investments in Securities - Assets	$4,906,694,381	$—	$—	$4,906,694,381

Financial Derivative Instruments - Assets
Futures Contracts	$9,881,544	$—	$—	$9,881,544

Total Financial Derivative Instruments - Assets	$9,881,544	$—	$—	$9,881,544

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2023, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2023 (Unaudited)

Organization

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. As of July 31, 2023, the Trust consists of twenty-there active series, six of which are presented in this filing: American Beacon Balanced Fund, American Beacon EAM International Small Cap Fund (formerly known as American Beacon Tocqueville International Value Fund), American Beacon Garcia Hamilton Quality Bond Fund, American Beacon International Equity Fund, American Beacon Large Cap Value Fund and American Beacon Small Cap Value Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), diversified, open-end management investment companies. The remaining seventeen active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

On July 11, 2023, (i) RIH, RIM and certain of their affiliates, and (ii) the current owners of approximately 93% of RIH (the “Current Ownership Group”) entered into a transaction agreement with certain creditors of RIM (the “Lender Group”) pursuant to which (i) all equity interests in RIH would be cancelled, (ii) new RIH equity interests would be issued to members of the Lender Group, and (iii) the existing credit agreements between RIM and the Lender Group would be terminated and a new credit agreement would be executed (“Transaction”). The Lender Group consists of various institutional investment funds (“New Ownership Group”) that are managed by financial institutions and other investment advisory firms. The address of the New Ownership Group will be 220 East Las Colinas Boulevard, Suite 1200, Irving, TX 75039.

Upon the closing of the Transaction, the Manager will be wholly-owned indirectly by the New Ownership Group, rather than the Current Ownership Group. The Transaction is expected to close in the fourth calendar quarter of 2023, subject to the satisfaction of certain closing conditions. The Transaction will result in a change of control of the Manager and the termination of the Fund’s management and investment advisory agreements. The Board has approved a new management agreement with the Manager and a new investment advisory agreement between the Manager and the sub-advisors that would become effective upon the closing of the Transaction. A meeting of the shareholders of the Funds in the American Beacon Funds Complex that were operational as of July 31, 2023, will be called to consider the new management agreement and such other matters as may properly come before the meeting. In advance of the meeting, proxy materials will be sent to those shareholders regarding the new management agreement and any other matters proposed for shareholder approval. There are no anticipated changes in the services provided by the Manager or sub-advisors or in the fee rates charged by the Manager to a Fund.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2023 (Unaudited)

reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management expects the ASU will not have a material impact on the Funds’ financial statements.

Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund’s is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Trust’s Board of Trustees (the “Board”) to designate the Manager as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2023 (Unaudited)

Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule. Prior to September 8, 2022, fair value determinations were made pursuant to methodologies approved by the Board.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust a Manager’s fair valuation procedures for a Fund.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2023 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2023 (Unaudited)

as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2023 (Unaudited)

value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of July 31, 2023, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Balanced	$1,984,971	$1,225,171	$808,401	$2,033,572
EAM International Small Cap	3,618,485	2,098,047	1,623,239	3,721,286
International Equity	5,731,128	—	6,002,312	6,002,312
Large Cap Value	51,394,655	39,401,079	13,478,616	52,879,695
Small Cap Value	55,428,583	10,476,847	46,369,425	56,846,272

Cash collateral is listed on the Funds’ Schedules of Investments.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedule of Investments.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. Each of the tax years in the four year period ended October 31, 2022 remain subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of July 31, 2023, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced	$109,461,907	$20,877,045	$(4,814,306)	$16,062,739
EAM International Small Cap	130,231,071	18,362,936	(1,442,608)	16,920,328
Garcia Hamilton Quality Bond	315,971,051	1,159,388	(14,389,833)	(13,230,445)
International Equity	919,508,129	150,363,663	(42,608,251)	107,755,412
Large Cap Value	2,356,432,907	1,045,233,165	(74,972,739)	970,260,426
Small Cap Value	4,123,842,695	1,014,086,780	(231,235,094)	782,851,686

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2023 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of October 31, 2022, the Funds had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
EAM International Small Cap	$8,396,837	$5,035,968
Garcia Hamilton Quality Bond	22,254,280	9,635,698
International Equity	3,443,850	24,885,542